UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

===============================
                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES - 97.09%

CALIFORNIA - 96.15%
$     600,000  ABAG FINANCIAL AUTHORITY CALIFORNIA REVENUE ODD FELLOWS HOME OF
               CALIFORNIA-SERIES A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)        5.00%        11/15/2009  $     634,404
      180,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA STANFORD
               UNIVERSITY HOSPITAL (OTHER REVENUE LOC)SS.                                     5.50         11/01/2005        182,655
      250,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
               FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                         5.00         07/01/2005        250,965
    1,100,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
               FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                         5.00         07/01/2007      1,127,907
    1,105,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
               FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                         5.00         07/01/2008      1,137,443
      840,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
               ASSOCIATES- SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                       4.00         03/01/2008        851,575
    1,245,000  BAY AREA CA GOVERNMENTS ASSOCIATION BART SAN FRANCISCO EXTENSION FTA
               CAPITAL GRANT SERIES A AMBAC INSURED   (STATE & LOCAL GOVERNMENTS LOC)         4.88         06/15/2009      1,247,465
      500,000  BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C AMBAC
               INSURED (TOLL ROAD REVENUE LOC)SS.+/-                                          2.27         04/01/2025        500,000
      480,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY POOLED COLLEGE & UNIVERSITY
               PROJECT SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)                          4.50         04/01/2006        488,323
      505,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF THE PACIFIC
               (COLLEGE AND UNIVERSITY REVENUE LOC)                                           4.10         11/01/2010        518,943
    1,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CATHOLIC HEALTHCARE
               WEST SERIES H (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                        4.45         07/01/2026      1,016,310
    1,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY PRESBYTERIAN HOSPITAL
               MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                               5.50         05/01/2007      1,055,490
      490,000  CALIFORNIA HEALTH FACILITIES FINANCING CATHOLIC WEST SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                            5.00         07/01/2006        503,191
      360,000  CALIFORNIA HEALTH FACILITIES FINANCING CATHOLIC WEST SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)                                            5.00         07/01/2006        368,438
    1,000,000  CALIFORNIA HOUSING FINANCING AGENCY HOME MORTGAGE SERIES G FSA
               INSURED (HOUSING REVENUE LOC)SS.+/-                                            2.50         08/01/2031      1,000,000
    1,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE DISPOSAL
               REVENUE REPUBLIC SERVICES INCORPORATED PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)SS.+/-                                                 2.85         12/01/2033        997,830
    1,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE DISPOSAL
               REVENUE WASTE MANAGEMENT PROJECT SERIES A REMARKETED (POLLUTION CONTROL
               REVENUE LOC)SS.+/-                                                             5.13         07/01/2031      1,018,390
    6,000,000  CALIFORNIA STATE (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                5.00         03/01/2012      6,504,000
    3,000,000  CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)                                    2.50         04/01/2005      3,000,000
      950,000  CALIFORNIA STATE CONSUMER POWER & CONSERVATIVE FINANCING AUTHORITY
               SERIES A (OTHER REVENUE LOC)                                                   5.00         03/01/2010      1,026,484
    5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY REVENUE
               SERIES B-1 BANK OF NEW YORK LOC (POWER REVENUE LOC)SS.+/-                      2.28         05/01/2022      5,000,000
      600,000  CALIFORNIA STATE FACILITIES FINANCING AUTHORITY CASA COLINA PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)                                            5.50         04/01/2013        629,814
    3,000,000  CALIFORNIA STATE MBIA-IBC INSURED (PROPERTY TAX REVENUE LOC)                   5.00         12/01/2011      3,270,570
    1,250,000  CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS SERIES C
               (LEASE REVENUE LOC)                                                            5.25         11/01/2008      1,328,787
    1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE DEPARTMENT GENERAL
               SERVICES (LEASE REVENUE LOC)                                                   4.00         06/01/2011      1,011,030
      100,000  CALIFORNIA STATE PUBLIC WORKS BOARD OF TRUSTEES CALIFORNIA STATE
               UNIVERSITY SERIES A (LEASE REVENUE LOC)                                        5.50         10/01/2010        109,456
    4,140,000  CALIFORNIA STATE SERIES 27 MBIA INSURED (GENERAL OBLIGATION - STATES,
               TERRITORIES LOC)^                                                              3.61         09/01/2011      3,248,120
      745,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED AUXILIARY
               ORGANIZATION EVENT CENTER (COLLEGE AND UNIVERSITY REVENUE LOC)                 5.00         07/01/2010        801,858
    2,000,000  CALIFORNIA STATE VARIABLE PURPOSE GENERAL OBLIGATION UNLIMITED
               (GENERAL OBLIGATION - BOND BANK LOC)                                           5.00         06/01/2010      2,141,360
    1,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY (HOUSING
               REVENUE LOC)+/-SS.                                                             5.25         05/15/2029      1,000,000
    1,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY DISPOSAL
               REPUBLIC SERVICES SERIES A (SOLID WASTE REVENUE LOC)                           4.95         12/01/2012      1,051,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
CALIFORNIA (continued)
$   1,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY IRVINE APARTMENT
               COMMUNITIES SERIES A3 (HOUSING REVENUE LOC)SS.+/-                              5.10%        05/15/2025  $   1,045,000
      500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER
               PERMANENTE SERIES E (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                  4.70         11/01/2036        519,610
    2,500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER
               PERMANENTE SERIES I (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                  3.45         04/01/2035      2,411,800
    1,065,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY QUAIL RIDGE
               APARTMENTS SERIES E1 (HOUSING REVENUE LOC)                                     4.25         07/01/2012      1,060,506
    1,390,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SHERMAN OAKS
               PROJECT SERIES A AMBAC CA MTG INSURED (OTHER REVENUE LOC)                      5.50         08/01/2011      1,519,618
    1,050,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY CERTIFICATE
               PARTICIPATION OBLIGATED GROUP ACA INSURED (HOSPITAL REVENUE LOC)SS.+/-         5.13         12/01/2028      1,050,000
      415,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY MULTIFAMILY
               REVENUE HOUSING CEDAR SPRINGS APARTMENTS (STATE AGENCY HOUSING
               REVENUE LOC)                                                                   4.40         03/01/2011        424,844
    1,000,000  CENTRAL VALLEY FINANCING AUTHORITY CARSON ICE GENERAL PROJECT MBIA
               INSURED (ELECTRIC REVENUE LOC)                                                 5.25         07/01/2010      1,068,570
      240,000  CITY OF FREMONT CALIFORNIA ELECTION OF 2002 SERIES A MBIA INSURED
               (PROPERTY TAX REVENUE LOC)                                                     6.75         08/01/2010        280,944
    1,890,000  CLOVIS CA UNIFIED SCHOOL DISTRICT ELECTION 2004 SERIES A FGIC INSURED
               (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)^                                   4.43         08/01/2015      1,188,262
    1,000,000  CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT MBIA
               INSURED (LEASE REVENUE LOC)                                                    5.25         11/01/2010      1,068,220
    1,200,000  CONTRA COSTA COUNTY CA WATER DISTRICT SERIES K FSA INSURED (WATER
               REVENUE LOC)                                                                   5.00         10/01/2009      1,299,804
      235,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY SERIES A FRANCISCAN
               ACQUISITION PROJECT (HOUSING REVENUE LOC)                                      5.00         12/15/2010        243,904
      650,000  EAST BAY DELTA CA HOUSING & FINANCE AGENCY LEASE PURCHASE PROJECT
               SERIES A MBIA CAHLIF (HOUSING REVENUE LOC)                                     4.25         06/01/2005        651,853
    1,000,000  FOOTHILL EASTERN CORRIDOR AGENCY CALIFORNIA TOLL REVENUE CONSERVATION
               CAPITAL APPRECIATION SENIOR LIEN SERVICE A (TOLL ROAD REVENUE LOC)             7.05         01/01/2010      1,169,780
      500,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY SPECIAL TAX HORSETHIEF
               CANYON (SPECIAL TAX REVENUE LOC)                                               5.35         09/01/2010        538,580
    1,310,000  LONG BEACH CALIFORNIA HARBOR REVENUE SERIES A (HARBOR DEPARTMENT
               REVENUE LOC)                                                                   5.00         05/15/2009      1,384,002
    2,000,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
               SERIES D AMBAC INSURED (LEASE REVENUE LOC)+/-SS.                               2.25         08/15/2021      2,000,000
      230,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER PREREFUNDED MBIA IBC BANK OF
               NEW YORK INSURED ESCROWED TO MATURITY (ELECTRIC REVENUE LOC)                   4.75         08/15/2011        231,364
      920,000  LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY SERIES A REGULAR
               PARK & OPEN SPACE DISTRICT (SPECIAL TAX REVENUE LOC)                           5.50         10/01/2010        978,954
    1,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES BJPM INSURED (WATER REVENUE LOC)+/-SS.                                  2.23         07/01/2027      1,000,000
    1,000,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
               FACILITY (SOLID WASTE REVENUE LOC)                                             5.10         02/15/2011      1,041,480
      100,000  NAPA VALLEY CALIFORNIA COMMUNITY COLLEGE DISTRICT CAPITAL
               APPRECIATION (PROPERTY TAX REVENUE LOC)^                                       2.47         08/01/2005         99,161
      300,000  NAPA VALLEY CALIFORNIA COMMUNITY COLLEGE DISTRICT CAPITAL
               APPRECIATION (PROPERTY TAX REVENUE LOC)^                                       3.92         08/01/2012        223,014
    1,500,000  NEW HAVEN CA UNIFIED SCHOOL DISTRICT FSA INSURED (PROPERTY TAX
               REVENUE LOC)                                                                   4.10         08/01/2013      2,361,000
    1,400,000  NORTHERN CA TRANSMISSION REVENUE CALIFORNIA-OREGON TRANSMISSION PROJECT
               SERIES A (POWER REVENUE LOC)                                                   7.00         05/01/2013      1,672,440
    1,000,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND CONVENTION CENTERS
               AMBAC INSURED (LEASE REVENUE LOC)                                              5.00         10/01/2005      1,013,350
      590,000  ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY REVENUE ONTARIO
               REDEVELOPMENT PROJECT NO.1 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)          6.90         08/01/2010        693,374
    1,700,000  ORANGE COUNTY CA IMPROVEMENT BOND ACT OF 1915 SERIES A (SPECIAL
               FACILITIES REVENUE LOC)+/-SS.                                                  2.28         09/02/2033      1,700,000
    1,000,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A DEXIA PUBLIC FINANCE
               INSURED (SEWER REVENUE LOC)+/-SS.                                              2.28         08/01/2029      1,000,000
    1,000,000  ORANGE COUNTY CA SERIES A MBIA INSURED (LEASE REVENUE LOC)                     5.60         07/01/2009      1,053,560
      100,000  PALO ALTO CA SERIES A (SEWER REVENUE LOC)                                      5.80         06/01/2005        100,570

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
CALIFORNIA (continued)
$     100,000  PLEASANT VALLEY SCHOOL DISTRICT VENTURA COUNTY CA TIERRA LINDA SCHOOL
               MBIA INSURED (LEASE REVENUE LOC)                                               5.10%        08/01/2006  $     100,847
      515,000  PORT OF OAKLAND CA SERIES H MBIA INSURED (HARBOR DEPARTMENT REVENUE LOC)       5.00         11/01/2005        522,431
      820,000  RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A (TAX
               INCREMENTAL REVENUE LOC)                                                       4.00         09/01/2005        824,879
      825,000  RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A (TAX
               INCREMENTAL REVENUE LOC)                                                       4.50         09/01/2012        837,243
    1,300,000  SACRAMENTO CA COGENERATION AUTHORITY PROCTER AND GAMBLE PROJECT
               PREREFUNDED (ELECTRIC REVENUE LOC)SS.                                          6.50         07/01/2005      1,339,637
    1,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY REGIONAL
               COUNTY SERIES B-4 AMBAC INSURED (SEWER REVENUE LOC)+/-SS.                      1.85         12/01/2039      1,000,000
      985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY AMBAC INSURED (SOLID WASTE
               REVENUE LOC)                                                                   5.00         08/01/2012      1,039,520
    1,000,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT ELECTION 1998 SERIES D FGIC
               INSURED (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                            5.25         07/01/2022      1,100,690
    1,090,000  SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND SERIES ISSUE
               13B MBIA INSURED (AIRPORT REVENUE LOC)                                         8.00         05/01/2005      1,094,981
      650,000  SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND SERIES ISSUE
               14A MBIA INSURED (AIRPORT REVENUE LOC)                                         8.00         05/01/2005        652,971
    1,110,000  SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND SERIES ISSUE
               14A MBIA INSURED (AIRPORT REVENUE LOC)                                         8.00         05/01/2007      1,177,455
      270,000  SAN JACINTO CA COMMUNITY FACILITIES DISTRICT NO.2 SERIES A (SPECIAL
               TAX REVENUE LOC)                                                               3.85         09/01/2009        268,002
    1,250,000  SOUTH ORANGE COUNTY CA PUBLIC FINANCING AUTHORITY FOOTHILL AREA SERIES
               C FGIC INSURED (SALES TAX REVENUE LOC)                                         7.50         08/15/2006      1,330,850
      300,000  STATE OF CALIFORNIA VETERANS BONDS SERIES AN (PROPERTY TAX REVENUE LOC)        9.00         04/01/2009        362,961
    1,000,000  STATE OF CALIFORNIA XLCA-ICR INSURED (OTHER REVENUE LOC)                       5.75         10/01/2010      1,119,110
    1,310,000  SUNNYVALE CA AMBAC INSURED (SOLID WASTE REVENUE LOC)                           5.00         10/01/2010      1,388,705
      395,000  SWEETWATER CALIFORNIA HIGH SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
               SPECIAL TAX REVENUE SER B (SPECIAL TAX REVENUE LOC)                            3.50         09/01/2008        396,928
      645,000  SWEETWATER CALIFORNIA HIGH SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
               SPECIAL TAX REVENUE SER B (SPECIAL TAX REVENUE LOC)                            3.63         09/01/2013        621,135
      285,000  SWEETWATER CALIFORNIA UN HIGH SCHOLL DISTRICT PUBLIC FINANCING
               AUTHORITY SPECIAL TAX REVENUE SER B (SPECIAL TAX REVENUE LOC)                  3.50         09/01/2007        287,271
      415,000  TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT ELECTRIC DISTRIBUTION
               FACILITIES AMBAC INSURED (LEASE REVENUE LOC)                                   5.00         04/01/2012        441,294
      245,000  WHITTIER PUBLIC FINANCING AUTHORITY CA SERIES A GREENLEAF AVE WHITTIER
               REDEVELOPMENT (LEASE REVENUE LOC)                                              5.00         11/01/2012        258,477

                                                                                                                          91,281,039
                                                                                                                       -------------

PUERTO RICO - 0.94%
      805,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS ECON DEFEASED TO CALL DATE
               MBIA INSURED (PROPERTY TAX REVENUE LOC)                                        5.75         07/01/2020        891,127
                                                                                                                       -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $91,879,169)                                                                          92,172,166
                                                                                                                       -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $91,879,169)*                                                 97.09%                                             $  92,172,166
                                                                  -------                                              -------------

OTHER ASSETS AND LIABILITIES, NET                                    2.91                                                  2,761,642
                                                                  -------                                              -------------

TOTAL NET ASSETS                                                   100.00%                                             $  94,933,808
                                                                  -------                                              -------------

+/-   VARIABLE RATE SECURITIES.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                              VALUE
INVESTMENT COMPANIES - 2.72%
        64,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL TRUST                                                           $   1,033,600
       314,300  MUNIYIELD CALIFORNIA FUND                                                                                  4,287,052
       414,378  MUNIYIELD CALIFORNIA INSURED FUND II                                                                       5,635,541
        30,000  PUTNAM CA INVESTMENT GRADE MUNICIPAL TRUST                                                                   401,700
       100,000  VAN KAMPEN CA QUALITY MUNICIPAL TRUST                                                                      1,543,000
        60,100  VAN KAMPEN CA VALUE MUNICIPAL TRUST                                                                          875,056

TOTAL INVESTMENT COMPANIES (COST $12,996,148)                                                                             13,775,949
                                                                                                                       -------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 96.53%

CALIFORNIA - 95.69%
$    4,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA CHANNING HOUSE
                (NURSING HOME REVENUE LOC)                                                     5.50%     02/15/2029        4,612,770
     2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA SCHOOL OF MECHANIC
                ARTS (EDUCATIONAL FACILITIES REVENUE LOC)                                      5.30      10/01/2032        2,246,446
     2,000,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA STANFORD
                UNIVERSITY HOSPITAL (OTHER REVENUE LOC)SS.                                     5.50      11/01/2005        2,029,500
     1,500,000  ABC UNIFIED SCHOOL DISTRICT CAPITAL APPRECIATION SERIES B (PROPERTY TAX
                REVENUE LOC)^                                                                  5.60      08/01/2018          791,775
     1,500,000  ANAHEIM PUBLIC FINANCING AUTHORITY PUBLIC IMPROVEMENTS PROJECT SERIES C
                (LEASE REVENUE LOC)^                                                           5.86      09/01/2022          623,970
     4,345,000  AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY (COLLEGE AND
                UNIVERSITY REVENUE LOC)                                                        5.88      09/01/2020        4,575,633
     4,455,000  AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY (COLLEGE AND
                UNIVERSITY REVENUE LOC)                                                        6.00      09/01/2031        4,629,903
     5,000,000  BAKERSFIELD CA CTFS SUB-BAKERSFIELD-B-REMKT 06 25 91 (LEASE REVENUE
                LOC)^                                                                          4.86      04/15/2021        2,289,450
       200,000  BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C AMBAC
                INSURED (TOLL ROAD REVENUE LOC)SS.+/-                                          2.27      04/01/2025          200,000
     3,190,000  BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1 LIBRARY
                PROJECT SERIES A AMBAC INSURED (TAX INCREMENTAL REVENUE LOC)                   5.75      08/01/2030        3,740,594
     5,000,000  BERKELEY CA UNIFIED SCHOOL DISTRICT ELECTION 2000 FSA INSURED (PROPERTY
                TAX REVENUE LOC)                                                               5.00      08/01/2027        5,157,550
     2,000,000  BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY FSA INSURED (LEASE
                REVENUE LOC)                                                                   4.75      09/02/2024        2,013,520
     1,300,000  BURBANK GLENDALE PASADENA AIRPORT AUTHORITY CA (AIRPORT REVENUE LOC)           6.40      06/01/2010        1,304,030
     1,195,000  BUTTE GLENN COMMUNITY COLLEGE SERIES A (PROPERTY TAX REVENUE LOC)              5.50      08/01/2019        1,313,496
     1,500,000  CABRILLO CA UNIFIED SCHOOL DISTRICT SERIES A AMBAC INSURED (PROPERTY
                TAX REVENUE LOC)^                                                              5.40      08/01/2021          665,295
     2,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY KECK GRADUATE INSTITUTE
                (COLLEGE AND UNIVERSITY REVENUE LOC)                                           6.75      06/01/2030        2,163,940
     1,500,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE AND UNIVERSITY
                PROJECTS SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)SS.                      5.13      04/01/2017        1,528,680
     1,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE AND UNIVERSITY
                PROJECTS SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)SS.                      5.25      04/01/2024        1,006,640
     5,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ADVENTIST HEALTH
                SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                           5.00      03/01/2028        4,998,450
     3,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CASA COLINA
                (HEALTHCARE FACILITIES REVENUE LOC)                                            6.00      04/01/2022        3,151,530
     2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED DE LAS
                COMPANAS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                          5.75      07/01/2015        2,053,940
     2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SCRIPPS
                MEMORIAL HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                 6.40      10/01/2012        2,036,500
     1,795,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SCRIPPS
                MEMORIAL HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                 6.25      10/01/2013        1,826,430
     2,750,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SUTTER HEALTH
                SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                                   5.13      08/15/2022        2,864,262
       210,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SMALL FACILITY LOAN
                SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                   6.75      03/01/2020          210,603

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    1,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ST. FRANCIS MEMORIAL
                HOSPITAL SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                          5.88%     11/01/2023    $   1,168,320
     6,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SUTTER HEALTH SERIES A
                (HEALTHCARE FACILITIES REVENUE LOC)                                            6.25      08/15/2031        6,661,200
     2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY THE EPISCOPAL HOME
                (HEALTHCARE FACILITIES REVENUE LOC)                                            5.25      02/01/2021        2,077,740
       520,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY VALLEYCARE PROJECT
                SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                   6.50      05/01/2005          521,674
       435,000  CALIFORNIA HOUSING FINANCE AGENCY MULTI UNIT RENTAL HOUSING SERIES B II
                (HOUSING REVENUE LOC)                                                          6.70      08/01/2015          442,003
     3,000,000  CALIFORNIA HOUSING FINANCING AGENCY HOME MORTGAGE SERIES G FSA INSURED
                (HOUSING REVENUE LOC)SS.+/-                                                    2.50      08/01/2031        3,000,000
     5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK (LEASE REVENUE
                LOC)SS.                                                                        5.50      06/01/2025        5,598,550
     6,850,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J DAVID GLADSTONE
                INSTITUTE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                          5.25      10/01/2034        6,996,384
     1,275,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SCRIPPS RESEARCH
                INSTITUTE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                         5.75      07/01/2030        1,348,733
     1,425,000  CALIFORNIA PUBLIC WORKS BOARD DEPARTMENT OF GENERAL SERVICES TEALE DATA
                CENTER SERIES B (LEASE REVENUE LOC)                                            5.25      03/01/2019        1,507,821
       350,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B (HOUSING
                REVENUE LOC)                                                                   6.25      12/01/2031          351,459
       405,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B5 (HOUSING
                REVENUE LOC)+/-                                                                6.35      12/01/2029          406,535
     1,090,000  CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION SERIES MM
                (LEASE REVENUE LOC)                                                            5.50      06/01/2021        1,117,882
     1,000,000  CALIFORNIA STATE                                                               5.13      02/01/2027        1,027,470
     5,000,000  CALIFORNIA STATE AMBAC TCRS BANK OF NEW YORK (GENERAL OBLIGATION -
                STATES, TERRITORIES LOC)                                                       5.25      12/01/2024        5,316,900
     3,000,000  CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS SERIES A AMBAC INSURED
                (OTHER REVENUE LOC)                                                            5.30      12/01/2021        3,128,970
     5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES CENTRAL VALLEY PROJECT
                SERIES AC MBIA INSURED (WATER REVENUE LOC)                                     5.00      12/01/2027        5,197,900
       600,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2 (ELECTRIC
                REVENUE LOC)SS.+/-                                                             2.30      05/01/2022          600,000
     6,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES C-7 FSA INSURED
                (WATER REVENUE LOC)SS.+/-                                                      2.31      05/01/2022        6,000,000
     5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES J-2 (WATER
                REVENUE LOC)                                                                   6.00      12/01/2007        5,414,450
     1,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B-6 (WATER &
                WASTEWATER AUTHORITY REVENUE LOC)SS.+/-                                        2.28      05/01/2022        1,000,000
     4,500,000  CALIFORNIA STATE PUBLIC WORKS BOARD (LEASE REVENUE LOC)                        5.25      06/01/2030        4,668,435
     3,500,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED SR-AUX
                ORGANIZATION EVENT CENTER (COLLEGE AND UNIVERSITY REVENUE LOC)                 6.00      07/01/2022        3,962,945
     7,830,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CATHOLIC
                HEALTHCARE WEST (HEALTHCARE FACILITIES REVENUE LOC)                            6.50      07/01/2020        8,622,083
     3,070,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CEDARS SINAI
                MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)                             6.50      08/01/2012        3,363,308
     2,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CHILDRENS
                HOSPITAL LA MBIA IBC (HEALTHCARE FACILITIES REVENUE LOC)                       5.25      08/15/2029        2,081,380
     2,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CHILDRENS
                HOSPITAL LOS ANGELES MBIA (HEALTHCARE FACILITIES REVENUE LOC)                  5.25      08/15/2029        2,081,380
     2,010,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY PIONEER PARK
                PROJECT SERIES T (HOUSING REVENUE LOC)                                         6.10      12/20/2035        2,092,269
     4,210,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SERIES B (WATER
                & WASTEWATER AUTHORITY REVENUE LOC)                                            5.25      10/01/2027        4,433,172
     5,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY THE INTERNEXT
                GROUP (HEALTHCARE FACILITIES REVENUE LOC)                                      5.38      04/01/2017        5,050,500
     1,900,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY CERTIFICATE
                PARTICIPATION OBLIGATED GROUP ACA INSURED (HOSPITAL REVENUE LOC)SS.+/-         5.13      12/01/2028        1,900,000
     1,000,000  CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999 FGIC INSURED
                (PROPERTY TAX REVENUE LOC)                                                     5.00      08/01/2032        1,030,860
       200,000  CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE LOC)                6.50      04/01/2012          200,668

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    1,080,000  CARSON CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES A (TAX
                INCREMENTAL REVENUE LOC)                                                       5.25%     10/01/2019    $   1,167,988
     1,140,000  CARSON CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES A (TAX
                INCREMENTAL REVENUE LOC)                                                       5.25      10/01/2020        1,232,021
     5,000,000  CENTER UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES C
                (PROPERTY TAX REVENUE LOC)^                                                    5.70      09/01/2021        2,208,450
     2,645,000  CENTRAL VALLEY SCHOOL DISTRICT FINANCING AUTHORITY SERIES A
                (EDUCATIONAL FACILITIES REVENUE LOC)                                           6.45      02/01/2018        3,166,435
     3,000,000  CHICO PUBLIC FINANCING AUTHORITY TAX ALLOCATION MERGED REDEVELOPMENT
                AREA PROJECT (TAX INCREMENTAL REVENUE LOC)                                     5.13      04/01/2021        3,138,840
     1,800,000  CHINO BASIN REGIONAL FINANCING AUTHORITY CA MUNICIPAL WATER DISTRICT
                SEWER SYSTEM PROJECT (SEWER REVENUE LOC)                                       6.00      08/01/2016        1,840,788
     1,000,000  COLTON JOINT UNIFIED SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE LOC)       5.38      08/01/2017        1,092,840
       270,000  CONTRA COSTA COUNTY CA GNMA (HOUSING REVENUE LOC)                              7.75      05/01/2022          354,945
       885,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT HILL (TAX
                ALLOCATION REVENUE LOC)SS.                                                     5.25      08/01/2028          970,606
     4,615,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT HILL (TAX
                ALLOCATION REVENUE LOC)                                                        5.25      08/01/2028        4,694,193
     2,755,000  CONTRA COSTA TRANSPORTATION AUTHORITY CA SERIES A (SALES TAX REVENUE
                LOC)                                                                           6.50      03/01/2009        3,017,772
       805,000  COUNTY OF MERCED CA REFUNDED CONSTRUCTION (LEASE REVENUE LOC)                  6.00      10/01/2012          819,522
     1,035,000  DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY CA FRANCISCAN ACQUISITION
                PROJECT SERIES A (HOUSING REVENUE LOC)                                         5.65      12/15/2019        1,102,358
     1,095,000  DINUBA CA UNIFORM SCHOOL DISTRICT FINANCING PROJECT AMBAC INSURED
                (LEASE REVENUE LOC)                                                            4.50      02/01/2024        1,073,133
     5,250,000  DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                         5.25      04/01/2024        5,211,360
     2,000,000  DUARTE CA SERIES A ACA (HEALTHCARE FACILITIES REVENUE LOC)                     5.25      04/01/2019        2,051,680
     4,000,000  DUARTE REDEVELOPMENT AGENCY CA MERGED REDEVELOPMENT PROJECT (TAX
                INCREMENTAL REVENUE LOC)^                                                      6.66      12/01/2016        2,105,240
     3,300,000  EAST PALO ALTO REDEVELOPMENT AGENCY TAX ALLOCATION UNIVERSITY CIRCLE
                GATEWAY 101 CORRIDOR PROJECT (TAX INCREMENTAL REVENUE LOC)                     6.63      10/01/2029        3,526,281
     4,430,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
                (PROPERTY TAX REVENUE LOC)^                                                    5.78      09/01/2018        2,267,008
     5,185,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
                (PROPERTY TAX REVENUE LOC)^                                                    5.82      09/01/2019        2,483,615
     5,420,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
                (PROPERTY TAX REVENUE LOC)^                                                    5.87      09/01/2020        2,429,461
     2,500,000  EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT PHASE II
                (LEASE REVENUE LOC)                                                            5.25      01/01/2034        2,588,775
       500,000  EMERYVILLE PUBLIC FINANCING AUTHORITY CA ASSESSMENT DISTRIBUTION
                REFINANCING (SPECIAL FACILITIES REVENUE LOC)                                   5.75      09/02/2014          510,465
     1,750,000  EMERYVILLE PUBLIC FINANCING AUTHORITY CA ASSESSMENT DISTRIBUTION
                REFINANCING (SPECIAL FACILITIES REVENUE LOC)                                   5.90      09/02/2021        1,785,717
     1,500,000  ENCINITAS UNION SCHOOL DISTRICT CA CAPITAL APPRECIATION (PROPERTY TAX
                REVENUE LOC)^                                                                  5.52      08/01/2018          795,900
     2,125,000  ESCONDIDO JOINT POWERS FINANCING AUTHORITY CA CENTER FOR THE ARTS
                PROJECT (LEASE REVENUE LOC)                                                    6.00      09/01/2018        2,195,592
     2,000,000  ESCONDIDO JOINT POWERS FINANCING AUTHORITY CA CIVIC CENTER PROJECT
                SERIES B (LEASE REVENUE LOC)                                                   6.13      09/01/2011        2,223,220
     1,595,000  FOLSOM CORDOVA UNION SCHOOL DISTRICT FACILITIES IMPROVEMENT DISTRICT
                NO.2 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE LOC)^                 5.34      10/01/2019          790,514
     6,000,000  FONTANA CALIFORNIA PUBLIC FINANCING AUTHORITY TAX ALLOCATOIN REVENUE
                SUB LIEN- NORTH FONTANA REDEVELOPEMENT A (TAX ALLOCATION REVENUE LOC)          5.00      10/01/2032        6,163,860
     1,285,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT
                SERIES A (TAX INCREMENTAL REVENUE LOC)                                         5.50      10/01/2017        1,351,088
     5,040,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT
                SERIES A (TAX INCREMENTAL REVENUE LOC)                                         5.50      10/01/2027        5,203,901
     4,785,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT
                SERIES A (TAX INCREMENTAL REVENUE LOC)                                         5.60      10/01/2027        5,000,229
     3,000,000  FONTANA UNIFIED SCHOOL DISTRICT CA SERIES C (PROPERTY TAX REVENUE LOC)SS.      6.15      05/01/2020        3,261,120
     1,000,000  FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE LOC)                       6.63      12/01/2011        1,006,110
     1,250,000  FRESNO COUNTY FINANCING AUTHORITY CA AMERICAN AVENUE LANDFILL PROJECT
                (SPECIAL FACILITIES REVENUE LOC)                                               5.75      05/15/2014        1,279,925

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    1,550,000  GILROY CA BONAFONTE GARDENS PARK PROJECT (RECREATIONAL FACILITIES
                REVENUE LOC)                                                                   8.15%     11/01/2015    $   1,294,978
     2,420,000  GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA CAPITAL APPRECIATION SERIES
                A (OTHER REVENUE LOC)^                                                         4.91      08/01/2015        1,524,552
     2,500,000  HAWAIIAN GARDENS REDEVELOPMENT AGENCY CA (TAX INCREMENTAL REVENUE LOC)         6.00      12/01/2013        2,741,100
     4,500,000  HAWTHORNE SCHOOL DISTRICT CA (LEASE REVENUE LOC)^                              4.33      11/01/2025        4,762,395
     1,340,000  HOLLISTER CA REDEVELOPMENT AGENCY TAX ALLOCATION COMMUNITY DEVELOPMENT
                PROJECT (TAX ALLOCATION REVENUE LOC)                                           5.25      10/01/2019        1,434,765
     3,750,000  INDUSTRY URBAN DEVELOPMENT AGENCY CA TAX ALLOCATION CIVIC RECREATION
                SERIES A (TAX INCREMENTAL REVENUE LOC)                                         5.00      05/01/2017        3,917,437
     1,555,000  INGLEWOOD CA REDEVELOPMENT AGENCY SERIES A MERGED REDEVELOPMENT PROJECT
                (TAX INCREMENTAL REVENUE LOC)                                                  5.25      05/01/2017        1,709,987
       500,000  IRVINE CA UNIVERSITY SCHOOL DISTRICT SPECIAL TAX STATE STREET BANK
                INSURED (TAX REVENUE LOC)SS.+/-                                                2.28      09/01/2039          500,000
       270,000  JAMUL-DULZURA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX REVENUE LOC)        6.40      08/01/2016          270,705
     2,000,000  KERN HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE LOC)                  5.60      08/01/2012        2,017,180
     2,000,000  LAGUNA SALADA UNION SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES B
                (PROPERTY TAX REVENUE LOC)^                                                    5.38      08/01/2020          940,720
     3,010,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY REVENUE SPECIAL TAX
                HORSETHIEF CANYON (SPECIAL TAX REVENUE LOC)                                    5.63      09/01/2016        3,192,436
     4,000,000  LAKE ELSINORE PUBLIC FINANCING AUTHORITY CA SERIES A (TAX INCREMENTAL
                REVENUE LOC)                                                                   5.50      09/01/2030        4,053,960
     1,310,000  LANCASTER CA FINANCING AUTHORITY TAX ALLOCATION REVENUE PROJECT NUMBER
                5 AND 6 REDEVELOPMENT PROJECTS (TAX REVENUE LOC)                               5.25      02/01/2018        1,438,472
     2,965,000  LANCASTER CA SCHOOL DISTRICT (GENERAL OBLIGATION - SCHOOL DISTRICTS
                LOC)^                                                                          5.79      08/01/2024        1,101,053
     3,000,000  LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)                          6.00      11/01/2008        3,307,380
     1,500,000  LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)                          6.00      11/01/2017        1,734,765
     2,900,000  LOS ALTOS SCHOOL DISTRICT CA ELECTION OF 1998 SERIES B CAPITAL
                APPRECIATION (PROPERTY TAX REVENUE LOC)^                                       5.69      08/01/2021        1,217,884
       400,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-2 (WATER REVENUE LOC)SS.+/-   2.28      07/01/2035          400,000
     2,000,000  LOS ANGELES COUNTY CA (LEASE REVENUE LOC)                                      6.00      12/01/2015        2,344,820
     1,025,000  LOS ANGELES COUNTY CA CAPITAL APPRECIATION AMBAC INSURED (LEASE REVENUE
                LOC)^                                                                          5.05      09/01/2020          480,151
     1,500,000  LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY LEASE REVENUE
                SERIES A (LEASE REVENUE LOC)                                                   5.00      12/01/2025        1,561,605
     2,700,000  LOS ANGELES COUNTY CAPITAL ASSET LEASING CORPORATION CA SERIES B (LEASE
                REVENUE LOC)                                                                   6.00      12/01/2014        3,155,679
     2,900,000  LOS ANGELES DEPARTMENT OF AIRPORTS CA SERIES A (AIRPORT REVENUE LOC)SS.        5.50      05/15/2008        2,940,600
     2,750,000  LOS ANGELES DEPARTMENT OF WATER & POWER CA REFUNDED BALANCE SECOND
                ISSUE MBIA (ELECTRIC REVENUE LOC)SS.                                           5.00      10/15/2017        2,765,758
     4,745,000  LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE LOC)                5.38      11/01/2015        4,929,391
     2,720,000  LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE LOC)                5.38      11/01/2023        2,821,755
     2,200,000  LOS ANGELES UNIFIED SCHOOL DISTRICT CA MULTIPLE PROPERTY PROJECTS
                SERIES A (LEASE REVENUE LOC)                                                   5.50      10/01/2010        2,326,192
     2,345,000  LUCIA MAR UNIVERSITY SCHOOL DISTRICT CA FGIC INSURED                           5.25      08/01/2022        2,602,950
     2,500,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A FGIC
                INSURED (PROPERTY TAX REVENUE LOC)^                                            5.19      08/01/2023          985,950
     2,235,000  MERCED UNION HIGH SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
                (PROPERTY TAX REVENUE LOC)^                                                    5.70      08/01/2018        1,185,891
     1,055,000  MERCED UNION HIGH SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
                (PROPERTY TAX REVENUE LOC)^                                                    5.48      08/01/2021          467,924
       845,000  MIDPENINSULA REGIONAL OPEN SPACE DISTRICT CA PROMISSORY NOTES (PROPERTY
                TAX REVENUE LOC)                                                               7.00      09/01/2014          860,033
     4,375,000  MONROVIA REDEVELOPMENT AGENCY CA CENTRAL REDEVELOPMENT PROJECT AREA 1
                (TAX INCREMENTAL REVENUE LOC)                                                  5.00      05/01/2021        4,554,813
     1,260,000  MOUNTAIN VIEW LOS ALTOS UNION HIGH SCHOOL DISTRICT CA SERIES D
                (PROPERTY TAX REVENUE LOC)^                                                    5.91      08/01/2019          629,546
     1,080,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
                FACILITY (SOLID WASTE REVENUE LOC)                                             5.50      02/15/2013        1,127,164
       720,000  NATOMAS UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX REVENUE LOC)         5.75      09/01/2012          729,403

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    5,000,000  NORTHERN CA TRANSMISSION REVENUE CALIFORNIA-OREGON TRANSMISSION PROJECT
                SERIES A (POWER REVENUE LOC)                                                   7.00%     05/01/2013    $   5,973,000
     1,045,000  NOVATO CA REDEVELOPMENT AGENCY TAX ALLOCATION XLCA INSURED (TAX
                ALLOCATION REVENUE LOC)                                                        4.40      09/01/2027        1,000,128
     1,465,000  OAKLAND CA (PROPERTY TAX REVENUE LOC)                                          6.00      06/15/2012        1,469,292
     1,305,000  OCEANSIDE CA COMMUNITY DEVELOPEMENT TAX ALLOCATION DOWNTOWN
                REDEVELOPEMENT PROJECT XLCA INSURED (TAX ALLOCATION REVENUE LOC)               4.50      09/01/2020        1,297,783
     1,500,000  ONTARIO REDEVELOPMENT FINANCING AUTHORITY CA ONTARIO REDEVELOPMENT
                PROJECT NO.1 (SPECIAL TAX REVENUE LOC)                                         6.00      08/01/2015        1,516,230
     1,300,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A DEXIA PUBLIC FINANCE
                INSURED (SEWER REVENUE LOC)SS.+/-                                              2.28      08/01/2029        1,300,000
     2,160,000  ORCHARD SCHOOL DISTRICT CA CAPITAL APPRECIATION ELECTION OF 2000 SERIES
                A (PROPERTY TAX REVENUE LOC)^                                                  5.83      08/01/2024          802,116
     2,000,000  OXNARD CA FINANCING AUTHORITY AMBAC INSURED (WATER & SEWER REVENUE
                LOC)SS.+/-                                                                     2.28      06/01/2034        2,000,000
     8,000,000  PALM SPRINGS CA CERTIFICATE (HOSPITAL REVENUE LOC)^                            4.78      04/15/2021        3,663,120
     1,000,000  PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
                (PROPERTY TAX REVENUE LOC)^                                                    5.75      09/01/2021          441,690
     1,000,000  PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
                (PROPERTY TAX REVENUE LOC)^                                                    5.67      09/01/2022          415,980
     1,825,000  PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE REVENUE LOC)        6.25      01/01/2018        2,103,057
     1,030,000  PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES A (TAX
                INCREMENTAL REVENUE LOC)                                                       5.25      10/01/2020        1,106,488
     2,045,000  PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES A (TAX
                INCREMENTAL REVENUE LOC)                                                       5.75      10/01/2031        2,145,819
     2,000,000  PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT SERIES A
                (WATER REVENUE LOC)                                                            5.50      05/01/2019        2,254,080
     5,500,000  PICO RIVERA WATER AUTHORITY CA SERIES A (WATER REVENUE LOC)                    6.25      12/01/2032        5,882,525
     2,515,000  PLACENTIA REDEVELOPMENT AUTHORITY CA SERIES A (TAX INCREMENTAL REVENUE
                LOC)                                                                           5.85      08/01/2032        2,647,138
     2,680,000  PONOMA UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX REVENUE LOC)          6.55      08/01/2029        3,454,225
     2,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)                    5.50      11/01/2020        2,143,200
     5,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)                    5.00      11/01/2021        5,113,750
     3,600,000  PORT REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE LOC)                           5.13      06/01/2030        3,469,140
     1,000,000  REDLANDS CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE REDEVELOPMENT
                PROJECT AREA CLASS A (TAX REVENUE LOC)                                         4.63      08/01/2022        1,000,970
     1,345,000  RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A (TAX
                INCREMENTAL REVENUE LOC)                                                       4.88      09/01/2018        1,353,675
     1,000,000  RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A (TAX
                INCREMENTAL REVENUE LOC)                                                       5.00      09/01/2021        1,009,830
     1,100,000  RICHMOND JOINT POWERS FINANCING AUTHORITY CA LEASE & GAS TAX SERIES A
                (LEASE REVENUE LOC)                                                            5.25      05/15/2013        1,099,285
     8,595,000  RIVERSIDE COUNTY ASSET LEASING CORPORATION CA RIVERSIDE COUNTY HOSPITAL
                PROJECT (HEALTHCARE FACILITIES REVENUE LOC)^                                   5.70      06/01/2026        2,788,218
        15,000  RIVERSIDE COUNTY CA GNMA SERIES A (HOUSING REVENUE LOC)                        6.85      10/01/2016           15,502
     4,560,000  RIVERSIDE COUNTY PUBLIC FINANCING AUTHORITY CA REDEVELOPMENT PROJECTS
                SERIES A (TAX ALLOCATION REVENUE LOC)                                          5.50      10/01/2022        4,654,346
     3,990,000  ROCKLIN REDEVELOPMENT AGENCY CA ROCKLIN REDEVELOPMENT PROJECT SERIES A
                (TAX INCREMENTAL REVENUE LOC)                                                  5.50      09/01/2031        4,106,987
         5,000  SACRAMENTO CITY FINANCING AUTHORITY CA UNREFUNDED BALANCE (OTHER
                REVENUE LOC)                                                                   6.70      11/01/2011            5,017
     2,085,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY (SEWER
                REVENUE LOC)SS.                                                                4.75      12/01/2023        2,102,347
     3,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY REGIONAL
                COUNTY SERIES B-4 AMBAC INSURED (SEWER REVENUE LOC)SS.+/-                      1.85      12/01/2039        3,000,000
     2,870,000  SACRAMENTO COUNTY HOUSING AUTHORITY VERANDAS APARTMENTS PROJECT SERIES
                H (HOUSING REVENUE LOC)                                                        5.70      03/01/2034        2,943,759
       300,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT CA ESCROWED TO MATURITY SERIES C
                (ELECTRIC REVENUE LOC)                                                         5.75      11/15/2008          303,846
     2,500,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT SERIES A (ELECTRIC REVENUE LOC)          6.25      08/15/2010        2,796,000
     1,000,000  SAN DIEGO CA PUBLIC FACILITIES FINANCE AUTHORITY SERIES A (LEASE
                REVENUE LOC)                                                                   5.25      05/15/2020        1,002,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$    3,200,000  SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE REVENUE LOC)              6.25%     09/01/2029    $   3,347,392
     4,500,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION CA SERIES A (SALES
                TAX REVENUE LOC)                                                               6.00      04/01/2008        4,789,575
     3,910,000  SAN DIEGO REDEVELOPMENT AGENCY CA CAPITAL APPRECIATION TAX ALLOCATION
                CENTRE (TAX INCREMENTAL REVENUE LOC)^                                          5.52      09/01/2023        1,521,811
     1,060,000  SAN DIEGO REDEVELOPMENT AGENCY CA CENTRE CITY SUB PARKING SERIES B
                (PARKING FACILITIES REVENUE LOC)                                               5.30      09/01/2020        1,082,938
     2,500,000  SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION CA SECOND SERIES 27B
                (AIRPORT REVENUE LOC)                                                          5.00      05/01/2019        2,592,200
     2,390,000  SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION SECOND SERIES ISSUE 15A
                (AIRPORT REVENUE LOC)                                                          5.00      05/01/2017        2,439,401
     5,055,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD REVENUE
                LOC)^                                                                          5.12      01/01/2023        2,140,641
     6,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD REVENUE
                (TOLL ROAD REVENUE LOC)^                                                       5.55      01/01/2024        2,403,120
     5,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD REVENUE
                (TOLL ROAD REVENUE LOC)^                                                       5.33      01/01/2025        1,899,850
     5,510,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD REVENUE
                SR LIEN - CABS (TOLL ROAD REVENUE LOC)^                                        4.88      01/01/2019        2,920,686
     4,000,000  SAN JOAQUIN HILLS TRANSPORTATION CORRIDOR AGENCY CA SENIOR LIEN (TOLL
                ROAD REVENUE LOC)SS.                                                           7.55      01/01/2008        4,571,080
     3,300,000  SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE LOC)^                         4.22      04/01/2016        2,011,812
     3,300,000  SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING REVENUE LOC)       6.20      01/01/2041        3,428,238
     1,205,000  SAN JOSE UNIFIED SCHOOL DISTRICT (LEASE REVENUE LOC)^                          5.52      01/01/2021          550,191
     1,300,000  SAN MARCOS CA PUBLIC FACILITIES REVENUE (STATE & LOCAL GOVERNMENTS LOC)^       4.55      01/01/2019          689,091
     5,020,000  SAN MARCOS CA PUBLIC FINANCING AUTHORITY REVENUE SERIES A (GENERAL
                OBLIGATION - STATES, TERRITORIES LOC)                                          6.25      09/02/2022        5,958,188
     1,310,000  SAN MARCOS PUBLIC FACILITIES AUTHORITY CA ESCROWED TO MATURITY (STATE &
                LOCAL GOVERNMENTS LOC)^                                                        4.77      01/01/2015          865,216
     1,000,000  SAN MATEO REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE LOC)                   5.40      08/01/2018        1,050,970
     3,365,000  SAN RAFAEL CA CITY HIGH SCHOOL DISTRICT ELECTION OF 2002 SERIES B FSA
                INSURED (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)^                           5.07      08/01/2019        1,681,289
     3,000,000  SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C (LEASE
                REVENUE LOC)                                                                   5.60      09/01/2019        3,169,530
     3,000,000  SANTA CLARA COUNTY HOUSING AUTHORITY CA BLOSSOM RIVER APARTMENTS SERIES
                A (HOUSING REVENUE LOC)                                                        6.50      09/01/2039        2,873,010
     4,284,000  SANTA CLARA COUNTY HOUSING AUTHORITY CA THE WILLOWS APARTMENTS SERIES A
                (HOUSING REVENUE LOC)                                                          6.40      06/01/2030        3,892,314
     1,750,000  SIMI VALLEY UNIFIED SCHOOL DISTRICT CAPITAL IMPROVEMENT PROJECTS (LEASE
                REVENUE LOC)                                                                   5.25      08/01/2022        1,933,470
     1,000,000  SONOMA VALLEY UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)               6.00      07/15/2021        1,051,060
     1,765,000  SOUTH GATE PUBLIC FINANCING AUTHORITY CA SOUTH GATE REDEVELOPMENT
                PROJECT NO.1 (TAX INCREMENTAL REVENUE LOC)                                     5.25      09/01/2019        1,886,591
        20,000  SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY GNMA & FNMA SERIES A
                (HOUSING REVENUE LOC)                                                          6.75      09/01/2022           20,007
     1,270,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE LOC)              6.75      07/01/2011        1,478,128
         5,000  STOCKTON CA MORTGAGE BACKED SECURITIES PROGRAM SERIES A (HOUSING
                REVENUE LOC)                                                                   7.50      02/01/2023            5,160
     5,690,000  SULPHUR SPRINGS UNION SCHOOL DISTRICT CA INTEREST ACCRUAL SERIES A
                (PROPERTY TAX REVENUE LOC)^                                                    6.96      09/01/2013        4,001,379
     1,000,000  SUNNYVALE CA SCHOOL DISTRICT ELECTION 2004 SERIES A (PROPERTY TAX
                REVENUE LOC)                                                                   5.00      09/01/2026        1,043,720
       410,000  TORRANCE CA AMBAC INSURED (LEASE REVENUE LOC)SS.                               5.75      04/01/2016          418,200
     2,295,000  TORRANCE CA AMBAC INSURED (LEASE REVENUE LOC)SS.                               5.75      04/01/2016        2,340,900
     5,650,000  UNION CITY COMMUNITY REDEVELOPMENT AGENCY SERIES A COMMUNITY
                REDEVELOPMENT PROJECT (SPECIAL FACILITIES REVENUE LOC)                         5.38      10/01/2034        5,961,767
     3,235,000  UNIVERSITY OF CALIFORNIA REVENUE LIMITED PROJECT SERIES A MBIA INSURED
                (COLLEGE AND UNIVERSITY REVENUE LOC)                                           4.75      05/15/2026        3,258,680
     3,275,000  VALLEJO CA WATER IMPROVEMENT PROJECT SERIES A (WATER REVENUE LOC)              5.70      05/01/2016        3,439,307
     2,595,000  VERNON CA MALBURG GENERATING STATION PROJECT (ELECTRIC REVENUE LOC)SS.         5.50      04/01/2021        2,787,523

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
CALIFORNIA (continued)
$    2,500,000  VISTA COMMUNITY DEVELOPMENT COMMISSION CA VISTA REDEVELOPMENT PROJECT
                AREA (TAX INCREMENTAL REVENUE LOC)                                             5.88%     09/01/2037   $   2,622,500
     1,135,000  WALNUT VALLEY UNIFIED SCHOOL DISTRICT CA SERIES C (PROPERTY TAX REVENUE
                LOC)                                                                           5.75      08/01/2015       1,147,122
       900,000  WESTMINSTER REDEVELOPMENT AGENCY CA ROSE GARDENS APARTMENT PROJECT
                SERIES A (HOUSING REVENUE LOC)                                                 6.50      08/01/2010         905,931
     2,395,000  WINDSOR JOINT POWERS FINANCING AUTHORITY CA WINDSOR CIVIC CENTER SERIES
                A (LEASE REVENUE LOC)                                                          5.38      10/01/2018       2,602,790
     1,600,000  YORBA LINDA REDEVELOPMENT AGENCY CA SERIES A CAPITAL APPRECIATION YORBA
                LINDA REDEVELOPMENT (SPECIAL TAX REVENUE LOC)^                                 5.27      09/01/2019         781,024
     2,270,000  YUBA CITY CA REDEVELOPMENT AGENCY REDEVELOPMENT PROJECT (TAX
                INCREMENTAL REVENUE LOC)                                                       5.70      09/01/2024       2,291,270

                                                                                                                        484,782,209
                                                                                                                      -------------

PUERTO RICO - 0.84%
     3,800,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER REVENUE LOC)SS.     6.00      07/01/2010       4,251,782
                                                                                                                      -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $461,238,884)                                                                       489,033,991
                                                                                                                      -------------

SHARES

SHORT-TERM INVESTMENTS - 0.78%
     3,957,000  WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST~>>                                                     3,957,000
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,957,000)                                                                            3,957,000
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $478,192,032)*                                               100.03%                                            $ 506,766,940
                                                                  -------                                             -------------

OTHER ASSETS AND LIABILITIES, NET                                   (0.03)                                                 (170,078)
                                                                  -------                                             -------------

TOTAL NET ASSETS                                                   100.00%                                            $ 506,596,862
                                                                  -------                                             -------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

+/-   VARIABLE RATE SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,957,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                              VALUE
INVESTMENT COMPANIES - 2.55%
         8,248  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                     $    116,214
        50,096  DREYFUS MUNICIPAL INCOME FUND                                                                                447,357
        27,791  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                        234,556
        17,748  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                        222,383
        15,692  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                     220,473
        25,652  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                    377,085
        18,339  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                         255,462
        15,188  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                        196,229
        12,543  SELIGMAN SELECT MUNICIPAL FUND                                                                               128,440
         7,778  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                  111,148
         8,528  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                               117,345
        12,032  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                             175,306

TOTAL INVESTMENT COMPANIES (COST $2,277,546)                                                                               2,601,998
                                                                                                                        ------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 94.82%

COLORADO - 93.72%
$    1,380,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON, CO (PROPERTY
                TAX REVENUE LOC)                                                              5.00%      12/01/2015        1,483,293
     1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON, CO (PROPERTY
                TAX REVENUE LOC)                                                              5.50       12/01/2019        1,372,500
     1,500,000  AURORA HOUSING AUTHORITY CO RIVER FALLS PROJECT SERIES A (HOUSING
                REVENUE LOC)                                                                  5.60       07/01/2019        1,283,355
       680,000  BLACK HAWK CO BUSINESS IMPROVEMENT DISTRICT SPECIAL IMPROVEMENTS
                DISTRICT #98-1 (SPECIAL TAX REVENUE LOC)                                      7.00       12/01/2011          682,414
       645,000  BLACK HAWK CO BUSINESS IMPROVEMENT REVENUE DISTRICT #97-1 PROJECT
                (SPECIAL TAX REVENUE LOC)                                                     6.00       12/01/2009          646,645
     1,000,000  BOULDER CO WATER & SEWER REVENUE (WATER REVENUE LOC)                          5.60       12/01/2017        1,095,200
     1,235,000  BOULDER COUNTY CO IDR UNIVERSITY CORPORATION FOR ATMOSPHERIC PROJECT
                (OTHER REVENUE LOC)                                                           5.50       09/01/2020        1,347,644
       500,000  CENTENNIAL 25 METROPOLITAN DISTRICT CO ARAPAHOE COUNTY GO (PROPERTY TAX
                REVENUE LOC)                                                                  6.38       12/01/2016          510,535
     1,250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (OTHER REVENUE LOC)      5.25       06/01/2021        1,293,787
     1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY CHARTER
                SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                                   6.25       12/15/2012        1,095,930
     1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY CHARTER
                SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                                   7.13       12/15/2030        1,078,760
     3,750,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ALEXANDER DAWSON
                SCHOOL CO PROJECT (PRIVATE SCHOOL REVENUE LOC)                                5.30       02/15/2029        3,876,862
       500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
                CORE KNOWLEDGE PROJECT (LEASE REVENUE LOC)SS.                                 7.00       11/01/2029          575,390
       600,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
                RENAISSANCE SCHOOL PROJECT (LEASE REVENUE LOC)                                6.75       06/01/2029          578,502
     1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
                UNIVERSITY LAB SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)SS.                 5.75       06/01/2016        1,111,820
     1,500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE CHARTER
                SCHOOL PROJECT (LEASE REVENUE LOC)SS.                                         6.00       12/01/2021        1,696,140
     1,040,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE CHARTER
                SCHOOL COLLEGIATE PROJECT XLCA INSURED (EDUCATIONAL FACILITIES REVENUE
                LOC)                                                                          5.00       06/15/2019        1,092,374
     1,445,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE PARKER
                CORE CHARTER XLCA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)                5.00       11/01/2024        1,485,951
       100,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES A JOHNSON &
                WALES UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                 5.00       04/01/2023          103,057
     1,165,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL COLLEGIATE
                PROJECT XLCA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)                     5.25       06/15/2024        1,231,987
     1,475,000  COLORADO EDUCATIONAL AND CULTURAL FACILITIES AUTHORITY REVENUE
                REFERENCE IMPT CHARTER SCHOOL PEAK TO PEAK (OTHER REVENUE LOC)                5.25       08/15/2019        1,570,359

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
COLORADO (continued)
$    2,000,000  COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.25%      09/01/2021     $  2,077,080
     1,040,000  COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED SERIES A
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50       01/01/2023        1,086,571
       415,000  COLORADO HEALTH FACILITIES AUTHORITY NATIONAL JEWISH MEDICAL & RESEARCH
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00       01/01/2008          423,404
     2,000,000  COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL CENTER PROJECT
                (HEALTHCARE FACILITIES REVENUE LOC)                                           6.50       09/01/2020        2,168,880
     1,250,000  COLORADO HEALTH FACILITIES AUTHORITY SISTERS OF CHARITY SERIES A
                (HEALTHCARE FACILITIES REVENUE LOC)                                           6.25       05/15/2011        1,433,150
       500,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.75       09/15/2022          505,905
       660,000  COLORADO HOUSING & FINANCE AUTHORITY AMT SINGLE FAMILY PROJECT (HOUSING
                REVENUE LOC)                                                                  6.10       08/01/2023          674,289
       510,000  COLORADO HOUSING & FINANCE AUTHORITY AMT SINGLE FAMILY PROJECT (HOUSING
                REVENUE LOC)                                                                  6.50       08/01/2031          522,577
     1,900,000  COLORADO HOUSING & FINANCE AUTHORITY MULTIFAMILY WINRIDGE APARTMENTS
                PROJECT (HOUSING REVENUE LOC)+/-SS.                                           2.30       02/15/2028        1,900,000
       270,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A-3 SINGLE FAMILY PROJECT
                (HOUSING REVENUE LOC)                                                         6.50       05/01/2016          270,648
         5,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-2 SINGLE FAMILY PROJECT
                (HOUSING REVENUE LOC)                                                         7.50       12/01/2016            5,031
     2,140,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY PROJECT
                (HOUSING REVENUE LOC)+/-                                                      6.70       08/01/2017        2,195,533
       510,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY PROJECT
                (HOUSING REVENUE LOC)                                                         6.55       08/01/2033          522,740
        30,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C-2 SINGLE FAMILY PROJECT
                (HOUSING REVENUE LOC)                                                         7.45       06/01/2017           30,179
       610,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C-3 SINGLE FAMILY PROJECT
                (HOUSING REVENUE LOC)                                                         6.38       08/01/2033          624,292
       110,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D-2 SINGLE FAMILY PROJECT
                (HOUSING REVENUE LOC)                                                         7.10       06/01/2014          110,516
     2,755,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING REVENUE LOC)+/-     10.39       04/01/2011        3,082,569
       685,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING REVENUE LOC)         6.60       08/01/2017          691,357
     1,000,000  COLORADO HOUSING AND FINANCIAL AUTHORITY SINGLE FAMILY MORTGAGE SERIES
                A-3 CLASS III (HOUSING REVENUE LOC)                                           5.25       05/01/2032        1,023,630
     2,600,000  COLORADO HOUSING AND FINANCING AUTHORITY AMOUNT SINGLE FAMILY MMGT
                CLIENT III (HOUSING REVENUE LOC)                                              4.80       05/01/2030        2,621,840
     1,320,000  COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING FACILITES
                ENTERPRISE MBIA (COLLEGE AND UNIVERSITY REVENUE LOC)                          5.00       06/01/2023        1,372,840
     1,465,000  COLORADO WATER RESERVE AND POWER DEVELOPMENT AUTHORITY WATER RESERVE
                REVENUE EAST CHERRY CREEK VALLEY WATER (WATER REVENUE LOC)                    5.00       11/15/2029        1,518,722
     2,255,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A (OTHER
                REVENUE LOC)                                                                  5.25       09/01/2015        2,447,848
     1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A (OTHER
                REVENUE LOC)                                                                  5.13       09/01/2018        1,054,510
     1,810,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A (WATER
                REVENUE LOC)                                                                  4.88       09/01/2017        1,879,214
     1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A (WATER
                REVENUE LOC)                                                                  5.00       09/01/2019        1,042,850
     1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES B (OTHER
                REVENUE LOC)                                                                  5.00       09/01/2019        1,044,930
     1,175,000  COMMERCE CITY COLORADO SALES AND USE TAX REVENUE (SALES TAX REVENUE LOC)      5.00       08/01/2021        1,239,954
     2,000,000  DENVER CITY & COUNTY BOARD OF WATER COMMISSION (LEASE REVENUE LOC)            5.00       11/15/2016        2,108,180
     1,000,000  DENVER CITY & COUNTY CO COLORADO CONVENTION CENTER PROJECT SERIES A
                (SALES TAX REVENUE LOC)                                                       5.50       09/01/2016        1,090,390
     2,000,000  DENVER CITY & COUNTY CO CONVENTION CENTER PROJECT SERIES A FSA INSURED
                (SALES TAX REVENUE LOC)                                                       5.50       09/01/2017        2,178,580
     1,000,000  DENVER CITY & COUNTY CO HELEN G BONFILS FOUNDATION PROJECT SERIES B
                (RECREATIONAL FACILITIES REVENUE LOC)                                         5.13       12/01/2017        1,042,120

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
COLORADO (continued)
$    2,000,000  DENVER CITY & COUNTY CO SERIES B (AIRPORT REVENUE LOC)                        5.50%      11/15/2015   $    2,182,640
     1,000,000  DENVER CITY & COUNTY CO SERIES C (AIRPORT REVENUE LOC)                        5.60       11/15/2010        1,044,830
     1,475,000  DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE LOC)                5.35       08/01/2018        1,535,755
     1,000,000  DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES FGIC
                INSURED (PROPERTY TAX REVENUE LOC)                                            5.75       12/15/2022        1,130,960
     2,500,000  EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS (PROPERTY TAX
                REVENUE LOC)                                                                  7.10       12/01/2017        3,185,325
     1,500,000  ENGLEWOOD CO MFHR MARKS APARTMENTS PROJECT (HOUSING REVENUE LOC)              6.65       12/01/2026        1,541,415
     1,000,000  FORT COLLINS CO LEASE REVENUE SERIES A AMBAC INSURED (LEASE REVENUE LOC)      5.38       06/01/2025        1,073,620
     1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION LEASE REVENUE (LEASE REVENUE
                LOC)                                                                          5.75       12/01/2019        1,321,644
     1,395,000  GARFIELD COUNTY COLORADO SCHOOL DISTRICT REVENUE-2 GARFIELD (PROPERTY
                TAX REVENUE LOC)                                                              5.25       12/01/2021        1,494,603
     1,000,000  GOLDEN COLORADO SERIES B (SALES TAX REVENUE LOC)                              5.25       12/01/2016        1,082,560
     1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE LOC)              5.75       12/01/2019        1,275,314
     1,000,000  HIGHLANDS RANCH CO METROPOLITAN DISTRICT #2 (PROPERTY TAX REVENUE LOC)        6.50       06/15/2011        1,159,620
     1,990,000  JEFFERSON COUNTY CO CERTIFICATES OF PARTICIPATION MBIA INSURED (LEASE
                REVENUE LOC)                                                                  4.50       12/01/2020        1,994,537
     3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX REVENUE LOC)          6.50       12/15/2011        3,516,750
       500,000  LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL CENTER PROJECT
                (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00       04/01/2019          521,105
     2,000,000  METEX METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX REVENUE LOC)            5.80       12/01/2016        2,153,600
       825,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE LOC)            6.50       12/01/2016          831,493
       265,000  PUEBLO CO COP PUBLIC PARKING LEASE PURCHASE & SUBLEASE REVENUE (LEASE
                REVENUE LOC)                                                                  6.90       07/01/2015          266,770
       600,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER REVENUE LOC)      7.38       09/01/2010          701,502
       500,000  TODD CREEK FARMS METROPOLITAN DISTRICT #1 COLORADO WATER & WASTEWATER
                REVENUE (WATER REVENUE LOC)                                                   6.13       12/01/2019          493,060
     1,730,000  UNIVERSITY OF NORTHERN COLORADO REVENUE AUXILIARY FACILITIES SYSTEM
                (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.50       06/01/2019        1,886,254

                                                                                                                          95,596,191
                                                                                                                      --------------

PUERTO RICO - 1.10%
     1,000,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER REVENUE LOC)SS.    6.00       07/01/2026        1,118,890
                                                                                                                      --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $92,120,104)                                                                          96,715,081
                                                                                                                      --------------

SHORT-TERM INVESTMENTS - 1.95%
     1,986,000  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~>>                                                        1,986,000
                                                                                                                      --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,986,000)                                                                             1,986,000
                                                                                                                      --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $96,383,650)*                                                 99.32%                                            $  101,303,079
                                                                  -------                                             --------------

OTHER ASSETS AND LIABILITIES, NET                                    0.68                                                    692,246
                                                                  -------                                             --------------

TOTAL NET ASSETS                                                   100.00%                                            $  101,995,325
                                                                  -------                                             --------------

+/-   VARIABLE RATE SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,986,000.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 96.42%

MINNESOTA - 96.42%
$    2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SCHOOL DISTRICT
                CENTER FOR ENHANCEMENT PROGRAM SERIES A FSA SCHOOL DISTRICT CREDIT
                PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                    5.00%      02/01/2018   $    2,988,047
     1,395,000  ARDEN HILLS MN HOUSING AND HEALTHCARE FACILITIES PRESBYTERIAN HOMES
                SERIES A UNITED STATES BANK INSURED (HOUSING REVENUE LOC)+/-SS.               2.34       09/01/2029        1,395,000
     1,500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD RESIDENCE PROJECT
                SERIES A (HOUSING REVENUE LOC)                                                7.25       01/01/2032        1,579,470
       650,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD RESIDENCE PROJECT
                SERIES A (HOUSING REVENUE LOC)                                                7.15       01/01/2020          687,277
     1,055,000  BEMIDJI MN FIRST MORTGAGE NORTH COUNTRY HEALTH (HEALTHCARE FACILITIES
                REVENUE LOC)                                                                  5.63       09/01/2021        1,093,096
     3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING SERIES B
                SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)             5.00       02/01/2016        3,150,690
     3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING SERIES B
                SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)             5.00       02/01/2019        3,127,860
     3,000,000  BRECKENRIDGE MN REVENUE (HEALTHCARE FACILITIES REVENUE LOC)                   5.00       05/01/2030        3,068,040
     4,805,000  BURNSVILLE MN FAIRVIEW COMMUNITY HOSPITALS ESCROWED TO MATURITY
                (HEALTHCARE FACILITIES REVENUE LOC)^                                          5.39       05/01/2012        3,170,195
       750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A FSA SCHOOL DISTRICT
                CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.70       02/01/2017          817,665
     1,250,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT
                CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
                REVENUE LOC)                                                                  5.75       02/01/2007        1,281,112
     1,000,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT
                CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
                REVENUE LOC)                                                                  5.75       02/01/2009        1,024,890
       500,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT
                CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
                REVENUE LOC)                                                                  6.00       02/01/2013          513,465
       945,000  CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE LOC)                             5.63       10/01/2014        1,011,887
       995,000  CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE LOC)                             5.70       10/01/2015        1,069,456
       145,000  CITY OF MINNEAPOLIS MN ABBOTT NORTHWESTERN HOSPITAL INCORPORATED
                ESCROWED TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                      6.50       12/01/2006          150,527
     1,000,000  CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HEALTHCARE
                FACILITIES REVENUE LOC)                                                       6.00       11/15/2023        1,082,480
       575,000  CITY OF MINNEAPOLIS MN WALKER METHODIST SENIOR SERVICES SERIES A
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50       11/15/2012          518,058
     1,000,000  CITY OF NEW HOPE MN MASONIC HOME NORTH RIDGE (HEALTHCARE FACILITIES
                REVENUE LOC)                                                                  5.90       03/01/2019        1,020,670
       180,000  CITY OF ST. CLOUD MN (LEASE REVENUE LOC)                                      5.20       12/01/2005          182,671
       185,000  CITY OF ST. CLOUD MN (LEASE REVENUE LOC)                                      5.30       12/01/2006          187,457
       400,000  CITY OF ST. CLOUD MN (LEASE REVENUE LOC)                                      5.90       12/01/2017          403,352
     1,335,000  CITY OF ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A FSA
                INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                   5.75       05/01/2010        1,470,462
     1,750,000  CITY OF ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A FSA
                INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                   5.38       05/01/2011        1,897,735
     4,875,000  CITY OF ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A FSA
                INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                   5.75       05/01/2026        5,341,294
     1,890,000  COUNTY OF RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX
                REVENUE LOC)                                                                  5.00       02/01/2017        1,999,620
     1,000,000  CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A (HEALTHCARE FACILITIES
                REVENUE LOC)                                                                  5.75       06/01/2014        1,001,080
     1,000,000  CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A (HEALTHCARE FACILITIES
                REVENUE LOC)                                                                  6.00       06/01/2019        1,002,980
       695,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
                BENEDICTINE HEALTH SYSTEMS - ST. MARY'S (HEALTH FACILITIES FINANCING
                AUTHORITY REVENUE LOC)                                                        5.25       02/15/2021          713,195
       155,000  EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                    5.90       02/01/2015          160,764

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$      255,000  EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                    6.00%      02/01/2018   $      263,599
       300,000  EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                    6.10       02/01/2021          307,599
     1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT # 728 SERVICE A FGIC INSURED
                (PROPERTY TAX REVENUE LOC)                                                    5.00       02/01/2019        1,061,980
     1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A MBIA SCHOOL
                DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                    5.00       02/01/2018        1,050,280
       580,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                                5.10       09/01/2014          596,304
       605,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                                5.20       09/01/2015          623,658
       560,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                                5.30       09/01/2016          579,359
       670,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
                HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                                5.40       09/01/2017          692,231
       700,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)               7.20       04/01/2016          753,851
       600,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)               7.40       04/01/2021          648,342
       585,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)               7.50       04/01/2031          624,686
     1,075,000  HIBBING MN THE DULUTH CLINIC LIMITED FSA INSURED PREREFUNDED
                (HEALTHCARE FACILITIES REVENUE LOC)SS.                                        5.50       11/01/2013        1,201,646
     2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 FSA SCHOOL DISTRICT
                CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.00       02/01/2017        2,932,438
     1,735,000  LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 BUILDING SERIES A FSA
                SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)             5.00       04/01/2019        1,829,939
     1,080,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE
                LOC)                                                                          5.25       02/01/2016        1,085,951
       500,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE
                LOC)                                                                          5.35       02/01/2019          502,695
     1,460,000  METROPOLITAN COUNCIL MN SERIES G                                              4.50       06/01/2025        1,444,641
       500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE
                SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES
                REVENUE LOC)                                                                  5.63       12/01/2022          519,265
       500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE
                SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES
                REVENUE LOC)                                                                  5.88       12/01/2029          521,530
       500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTHCARE
                SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES
                REVENUE LOC)                                                                  5.25       12/01/2016          521,600
     4,660,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SUBORDINATED
                SERIES C FGIC INSURED (AIRPORT REVENUE LOC)                                   5.25       01/01/2021        4,941,557
     1,130,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
                LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                          6.00       02/01/2022        1,210,761
     5,360,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
                FAIRVIEW HOSPITAL SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE
                LOC)                                                                          5.50       11/15/2017        5,736,058
     2,025,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEMS
                SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  5.88       11/15/2010        2,224,098
     2,000,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEMS
                SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  6.38       11/15/2022        2,187,500
     2,000,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY COLLEGE AT ST. BENEDICT
                SERIES 4-T (COLLEGE AND UNIVERSITY REVENUE LOC)                               5.35       03/01/2020        2,021,140
       600,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY NORTHWESTERN COLLEGE
                SERIES 4-Z (COLLEGE AND UNIVERSITY REVENUE LOC)                               5.20       10/01/2013          611,928
     1,000,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. JOHNS UNIVERSITY
                SERIES 4-L (COLLEGE AND UNIVERSITY REVENUE LOC)                               5.35       10/01/2017        1,035,910
       895,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. MARY'S UNIVERSITY
                SERIES 5-E (COLLEGE AND UNIVERSITY REVENUE LOC)                               6.75       03/01/2019          972,623
       500,000  MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES C (HOUSING
                REVENUE LOC)                                                                  4.40       02/01/2022          487,770
       295,000  MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES D MBIA GENERAL
                OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                            5.80       08/01/2011          301,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$      120,000  MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES D MBIA GENERAL
                OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                            5.90%      08/01/2015   $      122,518
       130,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A
                GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                    5.75       07/01/2018          132,343
       790,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A
                GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                    5.85       07/01/2020          796,999
     1,080,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A MBIA
                INSURED (HOUSING REVENUE LOC)                                                 5.35       07/01/2017        1,121,396
     1,265,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES D AMBAC
                GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                    5.80       07/01/2021        1,271,262
       105,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES D-2
                REMARKET 3/24/93 GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE
                LOC)+/-                                                                       5.60       01/01/2006          105,656
       790,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES I
                REMARKET 8/12/92 GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE
                LOC)+/-                                                                       6.25       01/01/2015          791,145
     1,100,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES M
                REMARKET 12/12/96 GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE
                LOC)+/-                                                                       5.88       01/01/2017        1,130,041
     4,490,000  MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES A (OTHER REVENUE LOC)            5.00       03/01/2018        4,703,455
     2,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES B (WATER REVENUE LOC)SS.         5.13       03/01/2015        2,136,820
     1,000,000  MINNESOTA STATE IRON RANGE RESOURCES & REHABILITATION GIANTS RIDGE
                RECREATIONAL AREA (RECREATIONAL FACILITIES REVENUE LOC)                       7.25       11/01/2016        1,031,310
     1,100,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B SCHOOL DISTRICT
                CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.65       02/01/2010        1,175,042
     1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B SCHOOL DISTRICT
                CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.75       02/01/2022        1,767,002
       505,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                       5.20       12/01/2009          517,923
       725,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                       5.40       12/01/2011          739,087
       825,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                       5.45       12/01/2012          836,963
       500,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                FACILITIES SERIES A (HOUSING REVENUE LOC)                                     5.30       12/01/2010          509,825
       700,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
                FACILITIES SERIES A RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)        5.75       12/01/2019          751,695
     1,260,000  MOORHEAD MN FHA INSURED ESCROWED TO MATURITY (HOUSING REVENUE LOC)            7.10       08/01/2011        1,416,895
     1,430,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A SCHOOL
                DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                    5.38       02/01/2017        1,548,561
     2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A SCHOOL
                DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                    5.38       02/01/2019        2,209,136
       560,000  MOUNTAIN IRON MN HOUSING & REDEVELOPMENT AUTHORITY NORTHEAST SERVICE
                COOPERATIVE PROJECT SERIES A (LEASE REVENUE LOC)                              6.25       10/01/2019          583,778
     1,000,000  NORTHERN MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC REVENUE LOC)         5.30       01/01/2021        1,062,750
     2,000,000  NORTHERN MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC REVENUE LOC)         5.40       01/01/2015        2,150,940
       360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE LOC)          5.90       02/01/2018          379,292
       455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE LOC)          6.00       02/01/2022          477,891
     1,000,000  OTTER TAIL COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY SERIES A (LEASE
                REVENUE LOC)                                                                  5.00       02/01/2019        1,027,990
     1,120,000  OWATONNA MN HOUSING REVENUE SECOND CENTURY PROJECT SERIES A (HOUSING
                REVENUE LOC)+/-SS.                                                            2.32       01/01/2030        1,120,000
       115,000  RED WING MN RIVER REGION OBLIGATED GROUP SERIES B PREREFUNDED
                (HEALTHCARE FACILITIES REVENUE LOC)SS.                                        6.35       09/01/2005          116,839
       300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY SENIOR HOUSING PROJECT
                SERIES A (HOUSING REVENUE LOC)                                                6.63       01/01/2019          290,253
     2,805,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL DISTRICT
                CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.00       02/01/2019        2,936,302

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$    1,000,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL DISTRICT
                CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.00%      02/01/2020   $    1,044,790
     1,000,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL BUILDING FSA
                SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)             5.00       02/01/2018        1,050,280
     1,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL DISTRICT CREDIT
                PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX REVENUE
                LOC)                                                                          5.60       02/01/2018        1,293,994
     2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL DISTRICT CREDIT
                PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX REVENUE
                LOC)                                                                          5.63       02/01/2020        3,142,846
     2,285,000  ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION MAYO MEDICAL
                CENTER-SERIES I (HEALTHCARE FACILITIES REVENUE LOC)                           5.80       11/15/2007        2,437,958
     1,650,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HEALTHCARE
                FACILITIES REVENUE LOC)                                                       5.90       11/15/2009        1,817,277
     2,000,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HEALTHCARE
                FACILITIES REVENUE LOC)                                                       5.90       11/15/2010        2,229,560
     2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION
                SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE
                LOC)^                                                                         5.49       04/01/2009        1,747,000
     3,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION
                SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE
                LOC)^                                                                         5.55       04/01/2010        2,507,370
     2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION
                SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE
                LOC)^                                                                         5.60       04/01/2011        1,593,780
     1,000,000  SHAKOPEE MN HEALTHCARE FACILITIES REVENUE ST. FRANCIS REGIONAL MEDICAL
                CENTER (HEALTHCARE FACILITIES REVENUE LOC)                                    5.25       09/01/2034        1,008,460
       695,000  SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT NO.833 SERIES A
                (PROPERTY TAX REVENUE LOC)                                                    5.50       02/01/2017          750,503
     5,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY CAPITAL APPRECIATION SERIES A
                (ELECTRIC REVENUE LOC)^                                                       6.01       01/01/2020        2,509,000
       975,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY PREREFUNDED SERIES A
                (ELECTRIC REVENUE LOC)                                                        5.00       01/01/2009        1,037,576
     1,450,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE
                LOC)                                                                          5.25       01/01/2017        1,605,585
       225,000  ST PAUL MN HOUSING AND REDEVELOPMENT AUTHORITY GILLETTE CHILDRENS
                SPECIALTY (HOUSING REVENUE LOC)                                               5.00       02/01/2012          230,875
       200,000  ST PAUL MN HOUSING AND REDEVELOPMENT AUTHORITY GILLETTE CHILDRENS
                SPECIALTY (HOUSING REVENUE LOC)                                               5.00       02/01/2013          204,144
       225,000  ST PAUL MN HOUSING AND REDEVELOPMENT AUTHORITY GILLETTE CHILDRENS
                SPECIALTY (HOUSING REVENUE LOC)                                               5.00       02/01/2014          227,547
       200,000  ST PAUL MN HOUSING AND REDEVELOPMENT AUTHORITY GILLETTE CHILDRENS
                SPECIALTY (HOUSING REVENUE LOC)                                               5.00       02/01/2015          200,912
     2,025,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 SCHOOL DISTRICT
                CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.45       02/01/2013        2,169,605
     1,050,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL DISTRICT
                CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.00       02/01/2018        1,102,794
     2,000,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL DISTRICT
                CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.00       02/01/2019        2,093,620
       500,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL PROJECT
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.20       05/15/2013          511,595
     1,700,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL PROJECT
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.25       05/15/2018        1,718,462
     3,000,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL PROJECT
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.30       05/15/2028        3,013,920
     2,500,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY ST. PAUL ACADEMY & SUMMIT
                SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                                   5.50       10/01/2024        2,597,725
       215,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE
                LOC)                                                                          6.10       02/01/2006          215,619
       230,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE
                LOC)                                                                          6.20       02/01/2007          230,681
       245,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE
                LOC)                                                                          6.25       02/01/2008          245,737
       260,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE
                LOC)                                                                          6.30       02/01/2009          260,824

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
MINNESOTA (continued)
$    1,000,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT HEALTH
                CARE FACILITIES - LAKEWOOD                                                    5.13%      12/01/2024   $    1,014,090
     1,050,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT HEALTH
                CARE FACILITIES - LAKEWOOD                                                    5.25       12/01/2026        1,071,546
     1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)         5.75       07/01/2011        1,120,500
     2,795,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)         5.75       07/01/2017        3,232,529
     7,285,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)         5.50       07/01/2021        8,289,966
     2,585,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A (ELECTRIC
                REVENUE LOC)                                                                  6.38       01/01/2016        2,927,693

                                                                                                                         176,020,119
                                                                                                                      --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $166,297,096)                                                                        176,020,119
                                                                                                                      --------------

SHORT-TERM INVESTMENTS - 2.98%
     5,445,000  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~>>                                                        5,445,000
                                                                                                                      --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,445,000)                                                                             5,445,000
                                                                                                                      --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $171,742,096)*                                            99.40%                                                $  181,465,119
                                                              -------                                                 --------------

OTHER ASSETS AND LIABILITIES, NET                                0.60                                                      1,098,275
                                                              -------                                                 --------------

TOTAL NET ASSETS                                               100.00%                                                $  182,563,394
                                                              -------                                                 --------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,445,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 93.71%

ALASKA - 0.94%
$      860,000  ALASKA ENERGY AUTHORITY FSA INSURED (ELECTRIC REVENUE LOC)                    7.00%      07/01/2009   $      935,078
       360,000  ALASKA STUDENT LOAN CORPORATION SERIES A AMBAC INSURED (HIGHER
                EDUCATION FACILITIES AUTHORITY REVENUE LOC)                                   5.50       07/01/2006          362,268

                                                                                                                           1,297,346
                                                                                                                      --------------

ARIZONA - 1.10%
     1,350,000  MARICOPA COUNTY AZ SCHOOL DISTRICT #6 WASHINGTON ELEMENTARY SERIES B
                (PROPERTY TAX REVENUE LOC)                                                    7.10       07/01/2008        1,512,040
                                                                                                                      --------------

CALIFORNIA - 0.41%
       500,000  SANTA CLARA CA REDEVELOPMENT AGENCY BAYSHORE NORTH PROJECT AMBAC
                INSURED (TAX REVENUE LOC)                                                     7.00       07/01/2010          560,730
                                                                                                                      --------------

COLORADO - 8.90%
       621,000  BOWLES CO METROPOLITAN DISTRICT PREREFUNDED 12/01/05 @ 102 (PROPERTY
                TAX REVENUE LOC)SS.                                                           7.75       12/01/2005          649,349
       205,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
                SCHOOL-RENAISSANCE SCHOOL PROJECT (LEASE REVENUE LOC)                         5.85       06/01/2008          202,540
     1,285,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE CHARTER
                SCHOOL PROJECT ESCROWED TO MATURITY (LEASE REVENUE LOC)                       5.25       12/01/2011        1,377,263
     1,000,000  COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES SERIES
                A (HEALTHCARE FACILITIES REVENUE LOC)                                         5.50       12/01/2008        1,070,450
       260,000  COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN (HEALTHCARE
                FACILITIES REVENUE LOC)                                                       6.00       12/01/2006          268,317
       455,000  COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN (HEALTHCARE
                FACILITIES REVENUE LOC)                                                       6.25       12/01/2010          501,260
       500,000  COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL STEAMBOAT SPRINGS HEALTH
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.30       09/15/2009          509,590
       100,000  COLORADO HOUSING & FINANCE AUTHORITY MULTIFAMILY WINRIDGE APARTMENTS
                PROJECT (HOUSING REVENUE LOC)+/-SS.                                           2.30       02/15/2028          100,000
         5,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES C
                (HOUSING REVENUE LOC)                                                         5.00       05/01/2005            5,009
     1,000,000  COLORADO STATE CO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN SERIES
                II-B GSL INSURED (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)          6.20       12/01/2008        1,022,600
       385,000  COUNTY OF BOULDER CO DEVELOPMENT OF LONGMONT UNITED HOSPITAL PROJECT
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00       12/01/2005          389,158
       620,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00       12/01/2008          652,302
       650,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50       12/01/2009          699,894
       460,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50       12/01/2010          499,431
       875,000  DENVER CITY & COUNTY CO ESCROWED TO MATURITY (HOUSING REVENUE LOC)            7.00       08/01/2010          970,979
     1,350,000  DENVER CITY & COUNTY CO SERIES A AMBAC INSURED (AIRPORT REVENUE LOC)          4.90       11/15/2008        1,416,298
       305,000  DENVER CO HEALTH & HOSPITAL AUTHORITY HEALTH CARE REVENUE SERIES A            5.25       12/01/2005          308,709
       775,000  HIGHLANDS RANCH COM METROPOLITAN DISTRICT #2 FSA INSURED (PROPERTY TAX
                REVENUE LOC)                                                                  6.50       06/15/2009          871,170
       750,000  WELL AUGMENTATION SUBDISTRICT CENTER COLORADO WATER CONSERVANCY
                DISTRICT (WATER REVENUE LOC)                                                  3.88       03/01/2007          745,905

                                                                                                                          12,260,224
                                                                                                                      --------------

CONNECTICUT - 1.23%
       500,000  CONNECTICUT STATE SERIES A (PROPERTY TAX REVENUE LOC)                         5.05       04/15/2008          529,030
     1,100,000  CONNECTICUT STATE SERIES C (GENERAL OBLIGATION - STATES, TERRITORIES
                LOC)                                                                          5.00       04/01/2008        1,161,699

                                                                                                                           1,690,729
                                                                                                                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
DISTRICT OF COLUMBIA - 0.23%
$      300,000  DISTRICT OF COLUMBIA SERIES B-1 AMBAC INSURED (PROPERTY TAX REVENUE LOC)      5.50%      06/01/2008   $      321,450
                                                                                                                      --------------

FLORIDA - 6.25%
       945,000  BOYNTON BEACH FL FGIC INSURED (WATER REVENUE LOC)                             5.00       11/01/2012        1,002,087
       130,000  BRADFORD COUNTY FL SANTA FE HEALTHCARE FACILITIES PROJECT ESCROWED TO
                MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                                  6.00       11/15/2009          138,866
     1,475,000  BROWARD COUNTY FL SERIES B AMBAC INSURED (WATER REVENUE LOC)                  5.00       10/01/2008        1,568,795
       540,000  FLORIDA STATE DEPARTMENT OF CORRECTIONS (JAIL FACILITIES REVENUE LOC)         3.40       11/15/2010          529,913
       750,000  FLORIDA STATE DEPARTMENT OF CORRECTIONS (JAIL FACILITIES REVENUE LOC)         4.00       11/15/2015          722,970
     1,110,000  HILLSBOROUGH COUNTY FL ESCROWED TO MATURITY (SEWER REVENUE LOC)               6.20       12/01/2008        1,167,465
       500,000  MIAMI FL DADE COUNTY SCHOOL BOARD SERIES A MBIA INSURED (LEASE REVENUE
                LOC)SS.                                                                       5.00       08/01/2027          527,765
       905,000  NAPLES FL WATER AND SEWER REVENUE (WATER & WASTEWATER AUTHORITY REVENUE
                LOC)SS.                                                                       5.90       09/01/2013          959,273
       750,000  PINELLAS COUNTY FL HOUSING FINANCIAL AUTHORITY SINGLE FAMILY HOUSING
                REVENUE AMOUNT MULTI COUNTY PROGRAM SERIES A-1 GNMA INSURED (HOUSING
                REVENUE LOC)                                                                  5.50       09/01/2035          793,583
     1,200,000  VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.   5.13       12/01/2028        1,200,000

                                                                                                                           8,610,717
                                                                                                                      --------------

GEORGIA - 1.65%
       615,000  ATLANTA GA AIRPORT FACILITIES CAPITAL APPRECIATION BONDS MBIA INSURED
                (AIRPORT REVENUE LOC)^                                                        5.10       01/01/2010          477,597
     1,700,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES V (POWER
                REVENUE LOC)                                                                  6.40       01/01/2007        1,796,832

                                                                                                                           2,274,429
                                                                                                                      --------------

ILLINOIS - 6.96%
     1,820,000  BERWYN ILLINOIS AMBAC INSURED (PROPERTY TAX REVENUE LOC)                      5.00       11/15/2010        1,920,391
       700,000  CHICAGO IL METROPOLITAN WATER RECLAMATION DISTRICT GREATER CHICAGO IL
                CAPITAL IMPROVEMENT BONDS (PROPERTY TAX REVENUE LOC)                          6.90       01/01/2007          735,721
       920,000  ILLINOIS HEALTH FACILITIES AUTHORITY LUTHERAN GENERAL HEALTH SYSTEMS
                SERIES A FSA INSURED ESCROWED TO MATURITY (HEALTHCARE FACILITIES
                REVENUE LOC)                                                                  6.13       04/01/2012        1,005,864
       470,000  ILLINOIS HEALTH FACILITIES AUTHORITY MERCY HOSPITAL PROJECT ESCROWED TO
                MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                                  7.10       06/01/2009          507,741
       500,000  ILLINOIS HEALTH FACILITIES AUTHORITY METHODIST MEDICAL CENTER MBIA
                INSURED (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                   5.50       11/15/2010          539,285
       800,000  NORTH CHICAGO IL FGIC INSURED (PROPERTY TAX REVENUE LOC)                      5.75       01/01/2010          880,672
       500,000  SOUTHERN ILLINOIS UNIVERSITY REVENUE HOUSING & AUXILIARY FACILITIES
                SYSTEM MBIA INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)^                     1.75       04/01/2006          486,865
       250,000  SPRINGFIELD IL WATER REVENUE (WATER & WASTEWATER AUTHORITY REVENUE LOC)       5.00       03/01/2008          260,442
     3,000,000  STATE OF ILLINOIS SERIES Q (SALES TAX REVENUE LOC)                            6.00       06/15/2009        3,246,690

                                                                                                                           9,583,671
                                                                                                                      --------------

INDIANA - 4.58%
     1,065,000  DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL DISTRICT SCHOOL
                BUILDING CORPORATION FIRST MORTGAGE (LEASE REVENUE LOC)                       5.20       09/15/2008        1,118,729
     1,000,000  INDIANA BOND BANK COMMON SCHOOL ADVANCE PURCHASE FUNDING SERIES B MBIA
                INSURED (OTHER REVENUE LOC)                                                   5.00       02/01/2008        1,051,670
     1,000,000  INDIANA BOND BANK COMMON SCHOOL FUND ADVISORY PURCHASE SERIES A MBIA
                INSURED                                                                       5.00       02/01/2007        1,037,010
       850,000  INDIANA EDUCATIONAL FACILITIES AUTHORITY DEPAUW UNIVERSITY PROJECT
                (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.00       07/01/2012          893,801
     1,980,000  INDIANA HEALTH FACILITY FINANCING AUTHORITY UNREFUNDED BALANCE SERIES A
                MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                              5.50       11/01/2007        2,097,196

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
INDIANA (continued)
$      105,000  MERRILLVILLE IN MULTI SCHOOL BUILDING CORPORATION FIRST MORTGAGE MBIA
                INSURED (LEASE REVENUE LOC)                                                   6.55%      07/01/2005   $      106,080

                                                                                                                           6,304,486
                                                                                                                      --------------

IOWA - 1.02%
       395,000  CLINTON IA COMMUNITY SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE LOC)      5.38       06/01/2005          396,935
     1,000,000  IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES B (HIGHER EDUCATION
                FACILITIES AUTHORITY REVENUE LOC)                                             4.90       12/01/2005        1,015,270

                                                                                                                           1,412,205
                                                                                                                      --------------

LOUISIANA - 1.48%
     1,900,000  SHREVEPORT LA SERIES A FGIC INSURED (PROPERTY TAX REVENUE LOC)                5.63       05/01/2008        2,042,310
                                                                                                                      --------------

MAINE - 0.73%
     1,000,000  MAINE STATE HOUSING AUTHORITY MORTGAGE PURCHASE PROGRAM SERIES F-2
                (STATE AGENCY HOUSING REVENUE LOC)                                            4.05       11/15/2010          999,410
                                                                                                                      --------------

MASSACHUSETTS - 3.55%
       500,000  COMMONWEALTH OF MASSACHUSETTS SERIES A (OTHER REVENUE LOC)                    5.25       01/01/2009          534,830
     2,410,000  COMMONWEALTH OF MASSACHUSETTS SERIES C (TAX REVENUE LOC)                      5.25       12/01/2007        2,549,973
       700,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC SYSTEMS
                (ELECTRIC REVENUE LOC)                                                        5.13       12/01/2011          735,777
     1,000,000  MASSACHUSETTS STATE FEDERAL HIGHWAY SERIES A (FUEL SALES TAX REVENUE
                LOC)                                                                          5.25       06/15/2011        1,073,400

                                                                                                                           4,893,980
                                                                                                                      --------------

MICHIGAN - 5.47%
       275,000  BATTLE CREEK MI ECONOMIC DEVELOPMENT CORPORATION KELLOG COMPANY PROJECT
                (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                                       5.13       02/01/2009          280,470
     2,000,000  DETROIT MI COBO HALL MBIA INSURED (TAX REVENUE LOC)                           5.00       09/30/2008        2,121,720
     1,000,000  DETROIT MI DISTRIBUTABLE STATE AID AMBAC INSURED (PROPERTY TAX REVENUE
                LOC)                                                                          5.25       05/01/2008        1,063,340
     1,445,000  DETROIT MI ESCROWED TO MATURITY (STATE & LOCAL GOVERNMENTS LOC)               7.10       12/15/2009        1,578,662
       300,000  LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX REVENUE LOC)          6.50       05/01/2005          301,044
       305,000  LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX REVENUE LOC)          6.50       05/01/2006          317,230
       395,000  MERRILL MI COMMUNITY SCHOOL DISTRICT FGIC INSURED (PROPERTY TAX REVENUE
                LOC)                                                                          6.50       05/01/2005          396,375
       250,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH CREDIT
                SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                     5.50       11/15/2007          264,990
       415,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE SYSTEMS
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.25       11/15/2006          428,131
       435,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE SYSTEMS
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.38       11/15/2007          455,728
       300,000  MICHIGAN STATE MI HOSPITAL FINANCIAL AUTHORITY CHARITY OBLIGATION GROUP
                SERIES A PREREFUNDED 05/ 01/10 @100 (HOSPITAL REVENUE LOC)SS.                 5.13       11/01/2029          321,432

                                                                                                                           7,529,122
                                                                                                                      --------------

MINNESOTA - 3.08%
     1,000,000  ARDEN HILLS MN HOUSING AND HEALTHCARE FACILITIES PRESBYTERIAN HOMES
                SERIES A UNITED STATES BANK INSURED (HOUSING REVENUE LOC)+/-SS.               2.34       09/01/2029        1,000,000
       100,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT NO 112 SERIES B (PROPERTY TAX
                REVENUE LOC)                                                                  6.00       02/01/2014          102,693

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
MINNESOTA (continued)
$      405,000  CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A (HEALTHCARE
                FACILITIES REVENUE LOC)                                                       5.00%      11/15/2008   $      424,979
       225,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
                LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                          5.00       02/01/2006          228,200
       230,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
                LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                          5.00       02/01/2007          236,254
       250,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
                LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                          5.00       02/01/2008          258,320
       365,000  MINNESOTA STATE MN HIGHER EDUCATION FACILITIES AUTHORITY STATE
                SCHOLASTICAL SERIES 5-J (COLLEGE AND UNIVERSITY REVENUE LOC)                  4.88       12/01/2007          376,311
     1,000,000  ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION MAYO MEDICAL
                CENTER-SERIES I (HEALTHCARE FACILITIES REVENUE LOC)                           5.80       11/15/2007        1,066,940
       485,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A (ELECTRIC
                REVENUE LOC)                                                                  6.38       01/01/2016          549,296

                                                                                                                           4,242,993
                                                                                                                      --------------

MISSISSIPPI - 3.87%
     1,000,000  STATE OF MISSISSIPPI (TAX REVENUE LOC)                                        5.25       09/01/2007        1,054,130
     3,985,000  STATE OF MISSISSIPPI ESCROWED TO MATURITY (PROPERTY TAX REVENUE LOC)          6.20       02/01/2008        4,278,137

                                                                                                                           5,332,267
                                                                                                                      --------------

MISSOURI - 0.78%
     1,000,000  MISSOURI STATE BOARD PUBLIC BUILDINGS SPECIAL OBLIGATION SERIES A
                (RECREATIONAL FACILITIES REVENUE LOC)                                         5.25       10/15/2008        1,072,460
                                                                                                                      --------------

NEBRASKA - 1.57%
     1,500,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE LOC)                5.25       01/01/2006        1,529,490
       600,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE LOC)                   5.00       01/01/2009          637,194

                                                                                                                           2,166,684
                                                                                                                      --------------

NEVADA - 0.87%
       645,000  SPARKS NV REDEVELOPMENT AGENCY SERIES A RADIAN INSURED (TAX INCREMENTAL
                REVENUE LOC)                                                                  5.10       01/15/2008          672,632
       500,000  WASHOE COUNTY NV AIRPORT AUTHORITY FGIC INSURED (AIRPORT REVENUE LOC)         5.25       07/01/2008          530,580

                                                                                                                           1,203,212
                                                                                                                      --------------

NEW JERSEY - 0.54%
       500,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY CAPITAL HEALTH
                SYSTEMS OBLIGATION GROUP (HEALTHCARE FACILITIES REVENUE LOC)                  5.00       07/01/2005          502,335
       225,000  NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL REVENUE
                (TOLL ROAD REVENUE LOC)                                                       6.20       01/01/2010          248,188

                                                                                                                             750,523
                                                                                                                      --------------

NEW YORK - 4.12%
     1,000,000  CITY OF NEW YORK NY SERIES E (PROPERTY TAX REVENUE LOC)                       5.25       08/01/2009        1,069,750
     1,000,000  METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE SERIES G-1
                (TRANSPORTATION REVENUE LOC)+/-SS.                                            2.24       11/01/2026        1,000,000
        40,000  NEW YORK NY SERIES D FGIC INSURED (PROPERTY TAX REVENUE LOC)                  5.25       08/01/2006           41,356
       160,000  NEW YORK NY SERIES D FGIC INSURED (PROPERTY TAX REVENUE LOC)                  5.25       08/01/2006          165,329
       500,000  NEW YORK STATE DORMITORY AUTHORITY STATE PERSONAL INCOME TAX SERIES A
                (TAX REVENUE LOC)                                                             5.00       03/15/2008          526,395
     1,000,000  NEW YORK STATE THRUWAY AUTHORITY UNREFUNDED BALANCE LOCAL HIGHWAY &
                BRIDGES (OTHER REVENUE LOC)                                                   5.25       04/01/2010        1,058,580

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
NEW YORK (continued)
$    1,635,000  TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY CONVENTION CENTER PROJECT
                SERIES E MBIA INSURED (OTHER REVENUE LOC)                                     7.25%      01/01/2010   $    1,819,559

                                                                                                                           5,680,969
                                                                                                                      --------------

NORTH DAKOTA - 0.77%
     1,000,000  NORTH DAKOTA BUILDING AUTHORITY SERIES A FGIC INSURED (LEASE REVENUE
                LOC)                                                                          5.25       06/01/2008        1,062,780
                                                                                                                      --------------

OHIO - 4.30%
        90,000  AKRON OH AKRON MUNICIPAL BASEBALL STADIUM PROJECT (LEASE REVENUE LOC)         6.50       12/01/2007           95,709
     1,000,000  FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT (INDUSTRIAL
                DEVELOPMENT REVENUE LOC)                                                      5.13       10/01/2008        1,053,770
     1,000,000  LUCAS COUNTY OH PROMEDICAL HEALTHCARE OBLIGATION MBIA INSURED
                (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00       11/15/2007        1,065,020
       900,000  OHIO STATE WATER DEVELOPMENT AUTHORITY WATER DEVELOPMENT PURE WATER
                AMBAC INSURED (WATER REVENUE LOC)                                             5.00       06/01/2008          952,281
     2,000,000  STATE OF OHIO (PROPERTY TAX REVENUE LOC)                                      6.65       09/01/2009        2,161,620
       560,000  STATE OF OHIO INFRASTRUCTURE IMPROVEMENT SERIES B (PROPERTY TAX REVENUE
                LOC)                                                                          5.00       03/01/2008          590,559

                                                                                                                           5,918,959
                                                                                                                      --------------

OREGON - 0.96%
       555,000  COLUMBIA OR UTILITY DISTRICT ELECTRIC SYSTEMS REVENUE SERIES A MBIA
                INSURED (UTILITIES REVENUE LOC)                                               5.50       12/01/2009          601,387
       700,000  GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA (TAX
                INCREMENTAL REVENUE LOC)                                                      5.00       08/01/2008          720,370

                                                                                                                           1,321,757
                                                                                                                      --------------

PENNSYLVANIA - 0.56%
       740,000  WINDBER AREA AUTHORITY PA WINDBER HOSPITAL PROJECT FHA INSURED
                PREREFUNDED 08/01/05 @ 102 (HEALTHCARE FACILITIES REVENUE LOC)SS.             6.50       08/01/2005          764,834
                                                                                                                      --------------

RHODE ISLAND - 1.03%
       320,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                (HOUSING REVENUE LOC)                                                         4.50       09/01/2006          327,466
       335,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                (HOUSING REVENUE LOC)                                                         4.50       09/01/2007          346,273
       350,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                (HOUSING REVENUE LOC)                                                         4.50       09/01/2008          364,262
       365,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
                (HOUSING REVENUE LOC)                                                         4.50       09/01/2009          380,764

                                                                                                                           1,418,765
                                                                                                                      --------------

SOUTH CAROLINA - 1.52%
     2,000,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY IMPROVEMENT PALMETTO
                HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                                5.25       08/01/2011        2,091,500
                                                                                                                      --------------

SOUTH DAKOTA - 2.27%
     1,220,000  HEARTLAND SD CONSUMERS POWER DISTRICT FSA INSURED (ELECTRIC REVENUE LOC)      6.00       01/01/2009        1,297,885
     1,000,000  RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY CERTIFICATIONS
                FSA INSURED (PROPERTY TAX REVENUE LOC)                                        5.00       01/01/2009        1,050,980
       745,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY HEALTHCARE
                PRAIRIE ACA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                       5.20       04/01/2008          777,534

                                                                                                                           3,126,399
                                                                                                                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
TENNESSEE - 3.62%
$    2,600,000  JACKSON TENNESSEE WATER AND SEWER REVENUE (WATER & WASTEWATER AUTHORITY
                REVENUE LOC)                                                                  6.30%      07/01/2011   $    2,821,468
     1,000,000  MEMPHIS-SHELBY COUNTY AIRPORT AUTHORITY FEDERAL EXPRESS CORPORATION
                (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          5.00       09/01/2009        1,068,890
     1,000,000  TENNESSEE HOUSING DEVELOPMENT AGENCY HOMEOWNERSHIP PROGRAM SERIES 1
                (HOUSING REVENUE LOC)                                                         5.65       07/01/2009        1,023,930
        75,000  TENNESSEE STATE PREREFUNDED SERIES A (OTHER REVENUE LOC)                      5.00       05/01/2007           78,191

                                                                                                                           4,992,479
                                                                                                                      --------------

TEXAS - 10.49%
     1,000,000  BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT DOW CHEMICAL COMPANY PROJECT
                SERIES B-1 (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                         4.20       05/15/2005        1,001,940
       515,000  CITY OF HOUSTON TX ESCROWED TO MATURITY (AIRPORT REVENUE LOC)                 6.25       07/01/2012          567,237
       240,000  DENISON HOUSING AUTHORITY MANNING PARK PLAZA HUD INSURED (HOUSING
                REVENUE LOC)                                                                  5.00       10/01/2009          248,611
       400,000  GULF COAST INDUSTRIAL DEVELOPMENTAL AUTHORITY MOBIL OIL CORPORATION
                PROJECT GUARANTEE AGREEMENT (INDUSTRIAL DEVELOPMENT REVENUE LOC)              4.95       07/01/2007          417,096
       240,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT ESCROWED TO MATURITY (LEASE
                REVENUE LOC)                                                                  5.20       10/15/2006          248,155
     2,330,000  HARRIS COUNTY HOUSTON TX SPORTS AUTHORITY SENIOR LIEN SERIES A MBIA
                INSURED (SPECIAL TAX REVENUE LOC)                                             5.25       11/15/2007        2,460,270
     1,380,000  LOWER COLORADO RIVER AUTHORITY TRANSMISSION SERVICES CORPORATION
                PROJECT SERIES C (OTHER REVENUE LOC)                                          5.00       05/15/2006        1,413,438
       140,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
                SYSTEMS OF EAST TEXAS (HEALTHCARE FACILITIES REVENUE LOC)                     6.50       02/15/2006          143,248
       625,000  LUFKIN TX HEALTH FACILITY DEVELOPMENT CORPORATION HEALTH SYSTEM REVENUE
                MEMORIAL HEALTH SYSTEM OF EAST TEXAS (HEALTH FACILITIES FINANCING
                AUTHORITY REVENUE LOC)                                                        5.00       02/15/2008          637,956
       700,000  LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE LOC)                    5.00       08/15/2007          721,035
     2,435,000  MIDLAND COUNTY TX HOSPITAL DISTRICT CAPITAL APPRECIATION AMBAC INSURED
                (HEALTHCARE FACILITIES REVENUE LOC)^                                          5.67       06/01/2007        2,161,671
     3,000,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY MBIA INSURED (ELECTRIC REVENUE
                LOC)                                                                          6.00       09/01/2010        3,317,670
     1,025,000  TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY AFFAIRS MULTI FAMILY
                REVENUE ASMARA PROJECT SERIES A (HOUSING REVENUE LOC)SS.                      6.40       01/01/2027        1,105,217

                                                                                                                          14,443,544
                                                                                                                      --------------

WASHINGTON - 7.32%
     1,000,000  COWLITZ COUNTY WA PUBLIC UTILITY DISTRICT #1 DISTRIBUTION SYSTEMS AMBAC
                INSURED (ELECTRIC REVENUE LOC)                                                5.25       09/01/2009        1,075,800
       950,000  PORT ANACORTES WA SERIES A (AIRPORT REVENUE LOC)                              5.13       09/01/2009          994,868
       495,000  PORT SEATTLE WA SERIES D MBIA INSURED (AIRPORT REVENUE LOC)                   5.50       02/01/2007          516,226
     1,345,000  SKAGIT COUNTY WASHINGTON PUBLIC HOSPITAL DISTRICT                             4.75       12/01/2007        1,355,235
     1,000,000  SPOKANE COUNTY WASHINGTON SCHOOL DISTRICT NUMBER 081 SPOKANE
                CONVERTABLE DEFERRED INTEREST MBIA INSURED (PROPERTY TAX REVENUE LOC)^        3.95       12/01/2010          887,540
     1,330,000  SPOKANE WA FGIC INSURED (PROPERTY TAX REVENUE LOC)                            5.00       06/01/2008        1,405,611
     1,155,000  STATE OF WASHINGTON SERIES A & AT-6 (TAX REVENUE LOC)                         6.25       02/01/2011        1,277,361
       695,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION ESCROWED TO
                MATURITY (ELECTRIC REVENUE LOC)                                               4.20       01/01/2008          716,274
       555,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION ESCROWED TO
                MATURITY (ELECTRIC REVENUE LOC)                                               4.20       07/01/2008          574,236
       800,000  WASHINGTON HEALTH CARE FACILITIES AUTHORITY GOOD SAMARITAN HOSPITAL
                RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)                            5.00       10/01/2008          839,480
       400,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT NUMBER 1
                PREREFUNDED-SERIES B (ELECTRIC REVENUE LOC)                                   7.25       07/01/2009          441,572

                                                                                                                          10,084,203
                                                                                                                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
WEST VIRGINIA - 0.77%
$      200,000  KANAWHA COUNTY WV FGIC INSURED ESCROWED TO MATURITY (HOUSING REVENUE
                LOC)                                                                          7.38%      09/01/2011   $     239,736
       745,000  WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN PROGRAM
                ESCROWED TO MATURITY (SEWER REVENUE LOC)                                      7.10       11/01/2009         815,507

                                                                                                                          1,055,243
                                                                                                                      -------------

WISCONSIN - 0.77%
     1,000,000  WISCONSIN STATE PETROLEUM INSPECTION FEE REVENUE SERIES I FSA INSURED
                (SPECIAL TAX REVENUE LOC)                                                     5.00       07/01/2008       1,058,260
                                                                                                                      -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $128,639,422)                                                                       129,080,680
                                                                                                                      -------------

SHORT-TERM INVESTMENTS - 6.53%
     5,289,000  WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST~>>                                                     5,289,000
     3,703,200  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~>>                                                       3,703,200

                                                                                                                          8,992,200
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,992,200)                                                                            8,992,200
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $137,631,622)*                                               100.24%                                            $ 138,072,880
                                                                  -------                                             -------------

OTHER ASSETS AND LIABILITIES, NET                                   (0.24)                                                 (334,791)
                                                                  -------                                             -------------

TOTAL NET ASSETS                                                   100.00%                                            $ 137,738,089
                                                                  -------                                             -------------

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,992,200.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                              VALUE
INVESTMENT COMPANIES - 5.42%
        60,485  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                   $      852,234
       380,000  DREYFUS MUNICIPAL INCOME FUND                                                                              3,393,400
        91,802  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                        774,809
       103,352  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                      1,295,001
       115,082  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                   1,616,902
       204,862  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                  3,011,471
       116,037  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                       1,616,395
        30,612  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                        395,507
        91,984  SELIGMAN SELECT MUNICIPAL FUND                                                                               941,916
        57,005  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                  814,601
        45,072  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                               620,191
        91,637  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                           1,335,151

TOTAL INVESTMENT COMPANIES (COST $14,563,804)                                                                             16,667,578
                                                                                                                      --------------

PRINCIPAL                                                                               INTEREST RATE  MATURITY DATE
MUNICIPAL BONDS & NOTES - 91.53%

ALABAMA - 3.35%
$       35,000  ALABAMA HOUSING FINANCE AUTHORITY SERIES B COLLEGE HOME MORTGAGE BOARD
                PROGRAM (HOUSING REVENUE LOC)                                                 6.10%      10/01/2020           35,732
     1,815,000  ALABAMA STATE BOARD EDUCATION TUITION REVENUE JOHN C. CALHOUN COMMUNITY
                COLLEGE-A (COLLEGE AND UNIVERSITY REVENUE LOC)                                5.25       05/01/2023        1,940,217
     1,000,000  COUNTY OF JEFFERSON AL CAPITAL IMPROVEMENTS WASTE SERIES D (SEWER
                REVENUE LOC)SS.                                                               5.25       02/01/2022        1,096,890
     8,000,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY BAPTIST
                HEALTH SERIES A-2 MBIA INSURED (SPECIAL FACILITIES REVENUE LOC)^              4.71       11/15/2019        7,216,080

                                                                                                                          10,288,919
                                                                                                                      --------------

ALASKA - 0.56%
     1,615,000  ANCHORAGE AK SERIES C MBIA INSURED (RECREATIONAL FACILITIES REVENUE LOC)      5.00       12/01/2017        1,721,978
                                                                                                                      --------------

ARIZONA - 2.60%
     1,000,000  ARIZONA POWER AUTHORITY CROSSOVER SERIES A SPL OBLIG-REF-HOOV (OTHER
                REVENUE LOC)                                                                  5.25       10/01/2014        1,101,310
       500,000  CHANDLER ARIZONA (FUEL SALES TAX REVENUE LOC)                                 6.00       07/01/2011          567,495
       630,000  GLENDALE INDUSTRIAL DEVELOPMENT AUTHORITY AZ UNREFUNDED BALANCE SERIES
                A (COLLEGE AND UNIVERSITY REVENUE LOC)                                        6.00       05/15/2026          661,935
       200,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT NO.68 ALHAMBRA (PROPERTY
                TAX REVENUE LOC)                                                              5.50       07/01/2013          223,572
     2,000,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A CATHOLIC
                HEALTHCARE WEST PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                   5.00       07/01/2016        2,034,940
       750,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A
                WHISPERING PALMS APARTMENTS (HOUSING REVENUE LOC)                             5.85       07/01/2019          764,925
       810,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES B GRAN
                VICTORIA HOUSING LLC PROJECT (HOUSING REVENUE LOC)                           10.00       05/01/2031          807,627
       215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL FACILITIES
                (LEASE REVENUE LOC)                                                           5.63       07/01/2010          231,910
       250,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY CAPITAL MALL LLC PROJECT
                (LEASE REVENUE LOC)                                                           5.38       09/15/2022          268,977
        95,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY STATEWIDE SERIES C
                (HOUSING REVENUE LOC)                                                         5.30       04/01/2020           97,753
       300,000  SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE LOC)                  5.25       07/01/2017          323,115
       500,000  TUCSON AZ SENIOR LIEN SERIES 1994-C (FUEL SALES TAX REVENUE LOC)              7.00       07/01/2012          602,985

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
ARIZONA (continued)
$      275,000  UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE AND UNIVERSITY
                REVENUE LOC)                                                                  6.00%      06/01/2010   $      308,159

                                                                                                                           7,994,703
                                                                                                                      --------------

CALIFORNIA - 8.71%
     2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION CA SERIES D-2
                STUDENT LOAN PG-JR-SUB-IV (COLLEGE AND UNIVERSITY REVENUE LOC)                7.85       07/01/2025        2,568,850
     1,665,000  CERRITOS CA PUBLIC FINANCING AUTHORITY REVENUE TAX ALLOCATION
                REDEVELOPMENT PROJECT SERIES A AMBAC INSURED (TAX INCREMENTAL REVENUE
                LOC)                                                                          5.00       11/01/2016        1,798,833
     3,525,000  GILROY CA UNIFIED SCHOOL DISTRICT (TAX REVENUE LOC)                           5.00       08/01/2027        3,648,622
     2,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES B
                MBIA INSURED (SALES TAX REVENUE LOC)                                          4.50       07/01/2021        1,993,020
     6,900,000  METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA SERIES A6 (WATER
                REVENUE LOC)+++/-                                                             8.33       08/10/2018        8,931,774
     1,020,000  NAPA VALLEJO WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER FACILITY
                (SOLID WASTE REVENUE LOC)                                                     5.30       02/15/2012        1,061,983
       775,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE LOC)                   5.75       12/01/2012          831,978
       225,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT AIRPORT UNITED AIRLINES
                INCORPORATED (AIRPORT REVENUE LOC)                                            8.00       07/01/2013          263,416
     3,000,000  SAN JOAQUIN HILLS CALIFORNIA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                REVENUE SERIES A-CAP APPRECIATION (TOLL ROAD REVENUE LOC)^                    5.61       01/15/2035          624,210
     4,975,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1 JUNIOR
                SUBORDINATES (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)              5.88       01/01/2018        5,049,526

                                                                                                                          26,772,212
                                                                                                                      --------------

COLORADO - 7.59%
     1,750,000  ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE (WATER REVENUE
                LOC)SS.                                                                       6.25       12/01/2020        1,860,127
     1,360,000  BLACK HAWK CO BUSINESS IMPROVEMENT DISTRICT SPECIAL IMPROVEMENTS
                DISTRICT #98-1 (SPECIAL TAX REVENUE LOC)                                      7.00       12/01/2011        1,364,828
       200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
                CORE KNOWLEDGE PROJECT (LEASE REVENUE LOC)SS.                                 7.00       11/01/2029          230,156
     1,800,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.70       09/15/2023        1,828,134
     1,310,000  COLORADO HOUSING & FINANCE AUTHORITY AMT- SINGLE FAMILY PROGRAM-SERIES
                A MBIA INSURED (SINGLE FAMILY HOUSING REVENUE LOC)                            6.50       08/01/2031        1,342,842
       755,000  COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY PROGRAM SERIES
                B-2 (HOUSING REVENUE LOC)                                                     7.10       04/01/2017          769,322
        25,000  COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY PROGRAM SERIES C
                (HOUSING REVENUE LOC)                                                         7.90       12/01/2024           25,555
       250,000  COLORADO HOUSING & FINANCE AUTHORITY MULTIFAMILY WINRIDGE APARTMENTS
                PROJECT (HOUSING REVENUE LOC)SS.+/-                                           2.30       02/15/2028          250,000
         5,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-2 SINGLE FAMILY PROJECT
                (HOUSING REVENUE LOC)                                                         7.50       12/01/2016            5,031
     2,280,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PG-B3-FSA-CR
                (HOUSING REVENUE LOC)                                                         6.70       08/01/2017        2,341,058
       120,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES A-2
                (HOUSING REVENUE LOC)                                                         7.15       11/01/2014          120,329
     1,135,000  COLORADO HOUSING AND FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES D-2
                (SINGLE FAMILY HOUSING REVENUE LOC)                                           6.90       04/01/2029        1,173,454
       500,000  DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A (HOUSING
                REVENUE LOC)                                                                  5.75       10/01/2027          511,510
     5,200,000  DENVER URBAN RENEWAL AUTHORITY CO TAX EXEMPT RICE SERIES A (PROPERTY
                TAX REVENUE LOC)                                                              9.13       09/01/2017        5,252,572
     1,500,000  DOUGLAS COUNTY CO AUTUMN CHASE PROJECT (HOUSING REVENUE LOC)SS.+/-            2.30       12/01/2029        1,500,000
     3,245,000  LITTLETON CO BUILDING CORPORATION CERTIFICATIONS PARTNERS (LEASE
                REVENUE LOC)                                                                  5.13       12/01/2018        3,441,615

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
COLORADO (continued)
$      830,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE LOC)            6.50%      12/01/2016   $      836,532
       420,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER REVENUE LOC)      7.38       09/01/2010          491,051

                                                                                                                          23,344,116
                                                                                                                      --------------

CONNECTICUT - 0.57%
     1,740,000  NEW CANAAN CONNECTICUT SERIES B (GENERAL OBLIGATION - SCHOOL DISTRICTS
                LOC)                                                                          4.38       04/01/2019        1,751,258
                                                                                                                      --------------

DISTRICT OF COLUMBIA - 0.78%
     3,850,000  DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL (TAX
                INCREMENTAL REVENUE LOC)^                                                     5.60       07/01/2015        2,413,103
                                                                                                                      --------------

FLORIDA - 2.01%
       505,000  BOYNTON BEACH FL HOUSING MORTGAGE CLIPPER COVE APARTMENTS (HOUSING
                REVENUE LOC)SS.                                                               6.45       01/01/2027          529,462
       500,000  FLORIDA HOUSING FINANCE AGENCY HOUSING GLEN OAKS APARTMENTS PROJECT
                (HOUSING REVENUE LOC)                                                         5.90       02/01/2030          514,905
     3,440,000  PALM BEACH COUNTY HOUSING FINANCE AUTHORITY HOUSING REVENUE SERIES A
                (HOUSING REVENUE LOC)                                                         4.85       04/01/2032        3,490,190
     1,650,000  VOLUSIA COUNTY FL IDA ACA INSURED (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-   5.13       12/01/2028        1,650,000

                                                                                                                           6,184,557
                                                                                                                      --------------

GEORGIA - 0.31%
       500,000  FULTON COUNTY HOUSING AUTHORITY CONCORDE PLACE APARTMENT PROJECT SERIES
                C (HOUSING REVENUE LOC)SS.                                                    6.90       07/01/2008          554,195
       380,000  GEORGIA STATE HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE SERIES
                B-2 (HOUSING REVENUE LOC)                                                     5.85       12/01/2028          397,883

                                                                                                                             952,078
                                                                                                                      --------------

GUAM - 0.02%
        60,000  GUAM HOUSING CORPORATION SERIES A MORTGAGE -GUARANTEED MORTGAGE BACKED
                SECURITIES (HOUSING REVENUE LOC)                                              5.75       09/01/2031           64,799
                                                                                                                      --------------

HAWAII - 0.71%
     2,000,000  HAWAII STATE DEPARTMENT OF BUDGET & FINANCE, SPECIAL PURPOSE REVENUE
                REFERENCE ELECTRIC COMPANY & SUBSIDIARIES-A FGIC INSURED (GENERAL
                OBLIGATION - STATES, TERRITORIES LOC)                                         4.80       01/01/2025        1,969,760
       220,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES A
                (HOUSING REVENUE LOC)                                                         5.75       07/01/2030          221,346

                                                                                                                           2,191,106
                                                                                                                      --------------

IDAHO - 0.29%
        80,000  AMMON URBAN RENEWAL AGENCY ID TAX INCREMENT SERIES B (TAX INCREMENTAL
                REVENUE LOC)SS.                                                               6.00       08/01/2014           83,224
       150,000  IDAHO HEALTH FACILITIES AUTHORITY ID IHC HOSPITALS INCORPORATED
                (HEALTHCARE FACILITIES REVENUE LOC)+/-                                        6.65       02/15/2021          189,520
       365,000  IDAHO HOUSING & FINANCE ASSOCIATION SINGLE FAMILY MORTGAGE SERIES H-2
                (HOUSING REVENUE LOC)                                                         6.15       01/01/2028          377,217

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
IDAHO (continued)
$      245,000  IDAHO HOUSING AGENCY SINGLE FAMILY MORTGAGE SERIES C-2 (HOUSING REVENUE
                LOC)                                                                          6.35%      07/01/2015   $      250,138

                                                                                                                             900,099
                                                                                                                      --------------

ILLINOIS - 9.24%
     2,250,000  CHICAGO HOUSING AUTHORITY IL (HOUSING REVENUE LOC)                            5.38       07/01/2019        2,360,542
       500,000  CHICAGO IL GNMA COLLEGE BELLA PROJECT (HOUSING REVENUE LOC)                   6.13       06/01/2039          515,165
     2,495,000  CHICAGO ILLINOIS SERIES B (AIRPORT REVENUE LOC)                               5.38       01/01/2017        2,676,187
     1,535,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A COMMUNITY
                REHABILITATION PREREFUNDEDSS.                                                 7.88       07/01/2005        1,584,795
       236,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A UNREFUNDED BALANCE
                COMMUNITY REHABILITATION                                                      7.88       07/01/2020          172,634
     4,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE (COLLEGE AND
                UNIVERSITY REVENUE LOC)                                                       5.75       07/01/2012        4,277,040
     4,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY OSF HEALTHCARE SYSTEM (HEALTHCARE
                FACILITIES REVENUE LOC)                                                       6.25       11/15/2029        4,261,360
       170,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI-FAMILY HOUSING (HOUSING
                REVENUE LOC)SS.                                                               7.00       07/01/2017          170,774
     1,000,000  ILLINOIS STATE SERIES A (OTHER REVENUE LOC)                                   5.00       10/01/2018        1,058,160
       500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT NO.165
                (PROPERTY TAX REVENUE LOC)SS.                                                 6.25       12/01/2015          558,015
     7,350,000  REGIONAL TRANSPORTATION AUTHORITY IL SERIES D (SALES TAX REVENUE LOC)         7.75       06/01/2019        9,697,002
     1,000,000  ROCKFORD IL FAUST LANDMARK APARTMENTS PROJECT SERIES A (HOUSING
                REVENUE LOC)                                                                  6.75       01/01/2018        1,063,110

                                                                                                                          28,394,784
                                                                                                                      --------------

INDIANA - 3.19%
     1,400,000  EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY EXCISE INCOME TAX         5.00       08/01/2012        1,507,688
     1,015,000  HAMILTON SOUTHEASTERN IN CUMBERLAND CAMPUS SCHOOL BUILDING CORPORATION
                SERIES A FSA INSURED (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)              5.00       07/15/2018        1,068,765
     2,515,000  INDIANA HEALTH FACILITY FINANCING AUTHORITY ASCENSION HEALTH SERIES F
                (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50       11/15/2018        2,701,965
        25,000  INDIANA STATE TOLL FINANCE AUTHORITY (LEASE REVENUE LOC)                      6.00       07/01/2013           25,644
       290,000  INDIANAPOLIS LOCAL PUBLIC IMPROVEMENTS BOARD BANK SERIES B (OTHER
                REVENUE LOC)                                                                  6.00       01/10/2020          339,732
     2,320,000  LOGANSPORT INDIANA HIGH SCHOOL BUILDING CORPORATION FIRST MORTGAGE MBIA
                INSURED (PRIVATE SCHOOL REVENUE LOC)                                          5.00       07/15/2021        2,430,130
     1,610,000  MICHIGAN CITY MI INDEPENDENT SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                MBIA INSURED (LEASE REVENUE LOC)                                              5.00       07/01/2012        1,731,346

                                                                                                                           9,805,270
                                                                                                                      --------------

IOWA - 0.08%
       240,000  IOWA FINANCE AUTHORITY SERIES F (HOUSING REVENUE LOC)                         5.70       01/01/2027          241,202
                                                                                                                      --------------

KANSAS - 1.18%
     1,135,000  SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 MORTGAGE BACKED SECURITIES
                (HOUSING REVENUE LOC)+/-                                                      6.70       06/01/2029        1,144,341
     2,435,000  SEDGWICK & SHAWNEE COUNTIES MORTGAGE BACKED SECURITIES PROGRAM SERIES
                B-4 (HOUSING REVENUE LOC)+/-                                                  5.90       12/01/2034        2,498,140

                                                                                                                           3,642,481
                                                                                                                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
LOUISIANA - 0.66%
$    1,970,000  JEFFERSON PARISH HOME MORTGAGE AUTHORITY LA SERIES A (HOUSING REVENUE
                LOC)                                                                          5.13%      06/01/2026   $    2,043,028
                                                                                                                      --------------

MASSACHUSETTS - 1.22%
     2,500,000  MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY SERIES A (COLLEGE AND
                UNIVERSITY REVENUE LOC)                                                       7.50       05/01/2014        3,116,825
       200,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SERIES B
                MELROSE-WAKEFIELD HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE LOC)        5.88       07/01/2018          204,674
        90,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
                (WATER REVENUE LOC)SS.                                                        6.00       08/01/2023          100,823
       310,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
                (WATER REVENUE LOC)                                                           6.00       08/01/2023          343,824

                                                                                                                           3,766,146
                                                                                                                      --------------

MICHIGAN - 3.06%
     1,750,000  DETROIT MI DOWNTOWN DEVELOPMENT AUTHORITY TAX INCREMENT REVENUE
                DEVELOPMENT AREA #1 PROJECTS SERIES A MBIA INSURED (TAX INCREMENTAL
                REVENUE LOC)                                                                  4.75       07/01/2025        1,754,060
     3,000,000  MICHIGAN STATE HOSPITAL FINANCING AUTHORITY REVENUE OAKWOOD OBLIGATED
                GROUP (HOSPITAL REVENUE LOC)                                                  5.50       11/01/2017        3,189,990
     1,160,000  MICHIGAN STRATEGIC FUND UTD WASTE SYSTEMS PROJECT (INDUSTRIAL
                DEVELOPMENT REVENUE LOC)                                                      5.20       04/01/2010        1,205,727
     2,760,000  WAYLAND UNION SCHOOL DISTRICT MI (PROPERTY TAX REVENUE LOC)                   8.00       05/01/2010        3,259,395

                                                                                                                           9,409,172
                                                                                                                      --------------

MINNESOTA - 0.66%
       500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD RESIDENCE PROJECT
                SERIES A (HOUSING REVENUE LOC)                                                7.25       01/01/2032          526,490
     1,500,000  OWATONNA MN HOUSING REVENUE SECOND CENTURY PROJECT SERIES A (HOUSING
                REVENUE LOC)+/-SS.                                                            2.32       01/01/2030        1,500,000

                                                                                                                           2,026,490
                                                                                                                      --------------

MISSOURI - 0.31%
     1,000,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD INFRASTRUCTURE FACILITIES
                REVENUE CRACKERNECK CREEK PROJECT- SERIES C (INDUSTRIAL DEVELOPMENT
                REVENUE LOC)                                                                  5.00       03/01/2026          967,210
                                                                                                                      --------------

MONTANA - 0.51%
     1,495,000  MONTANA FACILITY FINANCING AUTHORITY HOSPITAL FACILITIES REVENUE ST.
                PETERS HOSPITAL PROJECT (HOSPITAL REVENUE LOC)                                5.25       06/01/2016        1,571,708
                                                                                                                      --------------

NEBRASKA - 0.08%
       150,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX SUPPORTED
                LEASE RENTAL (LEASE REVENUE LOC)                                              6.00       10/15/2026          159,309
       100,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON UNIVERSITY
                PROJECT ALLIED IRISH BANK PLC LOC (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-  2.29       08/01/2031          100,000

                                                                                                                             259,309
                                                                                                                      --------------

NEVADA - 0.43%
     1,000,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT REVENUE ALEXANDER DAWSON SCHOOL NV
                PROJECT (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                           5.38       05/15/2033        1,027,410

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------


PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
NEVADA (continued)
$      275,000  NEVADA HOUSING DIVISION SARATOGA PALMS MULTIPLE UNIT HOUSING (HOUSING
                REVENUE LOC)                                                                  6.25%      10/01/2016   $      283,492

                                                                                                                           1,310,902
                                                                                                                      --------------

NEW HAMPSHIRE - 0.86%
     5,110,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY REVENUE CAPITAL
                APPRECIATION-SERIES B (RECREATIONAL FACILITIES REVENUE LOC)^                  5.58       01/01/2018        2,649,024
                                                                                                                      --------------

NEW MEXICO - 3.41%
     3,040,000  BERNALILLO COUNTY NM (OTHER REVENUE LOC)                                      5.20       04/01/2021        3,343,027
     1,475,000  BERNALILLO COUNTY NM (OTHER REVENUE LOC)                                      5.25       04/01/2027        1,626,291
     3,365,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION EDUCATIONAL LOAN SERIES
                B-1 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                       5.90       09/01/2031        3,442,227
     2,000,000  UNIVERSITY OF NEW MEXICO FSA FHA INSURED (NURSING HOME REVENUE LOC)           5.00       07/01/2018        2,085,620

                                                                                                                          10,497,165
                                                                                                                      --------------

NEW YORK - 2.30%
     3,000,000  METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE SERIES G-1
                (TRANSPORTATION REVENUE LOC)+/-SS.                                            2.24       11/01/2026        3,000,000
     3,000,000  NASSAU HEALTH CARE CORPORATION REVENUE SUBSERIES 2004-C FSA INSURED
                (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                     2.20       08/01/2029        3,000,000
     1,000,000  NEW YORK STATE DORMITORY AUTHORITY NURSING HOME MENORAH CAMPUS PROJECT
                FHA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                               6.10       02/01/2037        1,066,100

                                                                                                                           7,066,100
                                                                                                                      --------------

NORTH CAROLINA - 1.99%
     1,785,000  CHARLOTTE NC CERTIFICATIONS PARTNERSHIP TRANSIT PROJECTS SERIES H             5.00       06/01/2016        1,887,816
     4,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B (ELECTRIC
                REVENUE LOC)                                                                  5.70       01/01/2017        4,225,360

                                                                                                                           6,113,176
                                                                                                                       -------------

NORTH DAKOTA - 0.06%
        90,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING FINANCE HOME
                MORTGAGE (HOUSING REVENUE LOC)                                                5.95       07/01/2017           92,524
       100,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING FINANCE HOME
                MORTGAGE (HOUSING REVENUE LOC)                                                6.10       07/01/2028          101,887

                                                                                                                             194,411
                                                                                                                      --------------

OHIO - 0.26%
       250,000  JOHNSTOWN OHIO MORTGAGE (SEWER REVENUE LOC)                                   6.00       12/01/2017          262,040
       500,000  OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE LOC)        5.70       12/01/2025          532,580

                                                                                                                             794,620
                                                                                                                      --------------

OKLAHOMA - 0.60%
     1,655,000  OKLAHOMA STATE INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
                (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00       08/15/2010        1,844,795
                                                                                                                      --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
OREGON - 4.78%
$    1,000,000  CHEMEKETA COMMUNITY COLLEGE DISTRICT OR SERIES B (PROPERTY TAX REVENUE
                LOC)SS.                                                                       5.60%      06/01/2014   $    1,043,680
     1,500,000  KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC REVENUE LOC)             5.88       01/01/2016        1,502,370
     3,500,000  KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC REVENUE LOC)             6.00       01/01/2025        3,511,410
       500,000  LANE COUNTY OR SCHOOL DISTRICT NO.52 BETHEL (PROPERTY TAX REVENUE LOC)SS.     5.63       06/15/2010          555,590
     1,000,000  OREGON STATE BOARD HIGHER EDUCATION SERIES D (PROPERTY TAX REVENUE LOC)SS.    5.75       08/01/2029        1,108,080
     1,000,000  OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A (LEASE
                REVENUE LOC)SS.                                                               6.25       05/01/2010        1,147,320
     1,485,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTH
                SERIES A ASPEN FOUNDATION II (HEALTHCARE FACILITIES REVENUE LOC)              6.13       04/15/2029        1,257,617
     3,650,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                (LEASE REVENUE LOC)^^                                                         5.25       10/01/2016          898,812
     1,730,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                SERIES A GNMA MORTGAGE BACKED SECURITIES (HEALTHCARE FACILITIES REVENUE
                LOC)                                                                          6.85       06/20/2042        1,865,597
       880,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M SINGLE
                FAMILY MORTGAGE PROGRAM (HOUSING REVENUE LOC)                                 6.20       07/01/2028          912,674
       324,000  PORTLAND OREGON SERIES A (OTHER REVENUE LOC)                                  4.88       06/01/2018          334,650
       550,000  WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITY AUTHORITY SISTERS
                OF ST. JOSEPH PEACE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)               5.63       08/01/2007          562,337

                                                                                                                          14,700,137
                                                                                                                      --------------

PENNSYLVANIA - 2.58%
     1,790,000  CARBON COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY PANTHER CREEK PARTNERS
                (OTHER REVENUE LOC)                                                           6.65       05/01/2010        1,930,443
       975,000  PENNSYLVANIA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES 59A
                (HOUSING REVENUE LOC)                                                         5.80       10/01/2029        1,000,009
     5,000,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY
                JEANES HEALTH SYSTEM PROJECT (RECREATIONAL FACILITIES REVENUE LOC)            6.85       07/01/2022        5,007,200

                                                                                                                           7,937,652
                                                                                                                      --------------

PUERTO RICO - 0.28%
       350,000  CHILDRENS TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE LOC)SS.                 5.75       07/01/2010          371,525
       300,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER REVENUE LOC)SS.    6.00       07/01/2010          335,667
        10,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (SEWER REVENUE LOC)      10.25       07/01/2009           11,743
       145,000  PUERTO RICO HOUSING FINANCE CORPORATION MULTI FAMILY MORTGAGE SERIES
                A-1 (HOUSING REVENUE LOC)                                                     7.50       04/01/2022          147,536

                                                                                                                             866,471
                                                                                                                      --------------

SOUTH CAROLINA - 2.06%
     4,000,000  DORCHESTER COUNTY SC SCHOOL DISTRICT #002 INSTALLMENT PURCHASE REVENUE
                GROWTH REMEDY OPPORTUNITY TAX HIKE (LEASE REVENUE LOC)                        5.25       12/01/2021        4,178,560
     1,035,000  GREENWOOD COUNTY SC HOSPITAL REVENUE SELF REGULATING HEALTHCARE SERIES
                A FSA INSURED (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)             5.00       10/01/2015        1,100,909
     1,000,000  UNIVERSITY OF SOUTH CAROLINA (COLLEGE AND UNIVERSITY REVENUE LOC)             5.75       06/01/2026        1,039,310

                                                                                                                           6,318,779
                                                                                                                      --------------

TENNESSEE - 0.76%
       750,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                METHODIST HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                      6.50       09/01/2021          878,197

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
TENNESSEE (continued)
$    1,250,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                METHODIST HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)SS.                   6.50%      09/01/2021   $    1,469,575

                                                                                                                           2,347,772
                                                                                                                      --------------

TEXAS - 11.57%
     1,500,000  AMARILLO TX INDEPENDENT SCHOOL DISTRICT PERMANENT SCHOOL FUND
                GUARANTEED (PROPERTY TAX REVENUE LOC)                                         5.00       02/01/2023        1,557,405
     3,800,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER SECOND
                TIER SERIES B ZC SPECIALTY INSURED (OTHER REVENUE LOC)                        6.00       01/01/2023        4,073,524
       325,000  CARROLL INDEPENDENT SCHOOL DISTRICT TX (PROPERTY TAX REVENUE LOC)+/-          6.75       08/15/2020          410,069
        90,000  CORPUS CHRISTI HOUSING FINANCE CORPORATION TX SERIES A (HOUSING REVENUE
                LOC)                                                                          7.70       07/01/2011           90,209
     2,395,000  DE SOTO HOUSING FINANCE CORPORATION WINDSOR FOUNDATION PROJECT SERIES A
                (HOUSING REVENUE LOC)                                                         7.00       02/01/2025        2,450,205
     1,000,000  DENTON TEXAS IMPROVEMENTS (UTILITIES REVENUE LOC)                             5.13       12/01/2018        1,057,980
     4,000,000  EL PASO HOUSING FINANCE CORPORATION TX SINGLE FAMILY SERIES A-3
                (HOUSING REVENUE LOC)                                                         6.18       04/01/2033        4,253,000
        60,000  GALVESTON PROPERTY FINANCE AUTHORITY TX SERIES A (HOUSING REVENUE LOC)        8.50       09/01/2011           60,174
     1,300,000  GRAPE CREEK-PULLIAM INDEPENDENT SCHOOL DISTRICT TX (LEASE REVENUE LOC)SS.     7.25       05/15/2006        1,389,986
     1,100,000  GULF COAST WASTE DISPOSAL AUTHORITY TX EXXON PROJECT (INDUSTRIAL
                DEVELOPMENT REVENUE LOC)SS.+/-                                                2.22       10/01/2024        1,100,000
     3,000,000  LA JOYA TX INDEPENDENT SCHOOL DISTRICT PERMANENT SCHOOL FUND GUARANTEED
                (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                                   5.00       02/15/2029        3,075,450
     1,000,000  LA PORTE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)            4.25       02/15/2019          978,410
     1,530,000  LAREDO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)              5.00       08/01/2020        1,587,880
     2,085,000  LONGVIEW TEXAS WATER AND SEWER REVENUE MBIA INSURED (WATER & SEWER
                REVENUE LOC)                                                                  5.25       03/01/2022        2,226,113
     1,170,000  LUBBOCK TX HOUSING FINANCE CORPORATION LAS COLINAS QUAIL CREEK APTS
                SERIES A (HOUSING REVENUE LOC)                                                6.00       07/01/2022        1,191,879
       900,000  LUFKIN TX HEALTH FACILITY DEVELOPMENT CORPORATION HEALTH SYSTEM REVENUE
                MEMORIAL HEALTH SYSTEM OF EAST TEXAS (HEALTH FACILITIES FINANCING
                AUTHORITY REVENUE LOC)                                                        5.00       02/15/2008          918,657
     1,825,000  LUFKIN TX INDEPENDENT SCHOOL DISTRICT PERMANENT SCHOOL FUND GUARANTEED
                (PROPERTY TAX REVENUE LOC)                                                    5.00       08/15/2016        1,945,815
       200,000  SOCORRO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)             5.75       02/15/2021          205,286
       160,000  TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES B WADLEY
                REGIONAL MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)                   6.00       10/01/2017          184,747
     1,390,000  TEXAS STATE PUBLIC FINANCING AUTHORITY REVENUE STEPHEN F AUSTIN
                UNIVERSITY FINANCING SYSTEM FSA INSURED (COLLEGE AND UNIVERSITY REVENUE
                LOC)                                                                          4.00       10/15/2017        1,344,380
     2,395,000  TEXAS STATE STUDENT HOUSING AUTHORITY SERIES B JUNIOR LIEN STUDENT
                HOUSING (COLLEGE AND UNIVERSITY REVENUE LOC)                                  6.75       01/01/2033        2,081,782
     3,250,000  TEXAS STATE VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A
                (HOUSING REVENUE LOC)                                                         5.65       12/01/2017        3,377,855

                                                                                                                          35,560,806
                                                                                                                      --------------

UTAH - 3.18%
       500,000  PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS PROJECT
                COLLATERALIZED BY GNMA (HOUSING REVENUE LOC)                                  5.80       07/20/2022          520,505
     3,270,000  SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE PROJECT FHA INSURED
                (HOUSING REVENUE LOC)                                                         6.38       11/01/2033        3,355,837
     1,860,000  SALT LAKE COUNTY UT WESTMINSTER COLLEGE PROJECT (COLLEGE AND UNIVERSITY
                REVENUE LOC)                                                                  5.75       10/01/2027        1,889,983
     2,500,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES B STATE FACILITIES
                MASTER LEASE PROGRAM (LEASE REVENUE LOC)                                      5.25       05/15/2024        2,642,825
       250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES C STATE FACILITIES
                MASTER LEASE PROGRAM (LEASE REVENUE LOC)                                      5.50       05/15/2019          282,348

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
UTAH (continued)
$    1,000,000  WEBER MUNICIPAL BUILDING AUTHORITY UTAH (LEASE REVENUE LOC)                   5.75%      12/15/2019   $    1,075,300

                                                                                                                           9,766,798
                                                                                                                      --------------

VERMONT - 0.02%
        50,000  VERMONT HOUSING FINANCE AGENCY VT HOUSING SERIES 9 (HOUSING REVENUE LOC)      6.00       05/01/2037           51,157
                                                                                                                      --------------

WASHINGTON - 6.00%
       500,000  CLARK COUNTY SCHOOL DISTRICT NO.98 HOCKINSON WA (PROPERTY TAX REVENUE
                LOC)SS.                                                                       6.15       12/01/2015          569,280
     2,000,000  ENERGY NORTHWEST WASHINGTON WIND PROJECT REVENUE MBIA INSURED (ELECTRIC
                REVENUE LOC)                                                                  4.50       07/01/2018        2,011,920
     2,000,000  KING COUNTY WA PUBLIC HOSPITAL DISTRICT #002 EVERGREEN HEALTHCARE MBIA
                INSURED (HOSPITAL REVENUE LOC)                                                5.00       12/01/2015        2,141,040
     1,748,000  KITSAP COUNTY WA CONSOLIDATED HOUSING AUTHORITY LOW INCOME HOUSING
                MARTHA GNMA (HEALTHCARE FACILITIES REVENUE LOC)                               7.10       08/20/2016        2,012,193
     6,205,000  PORT LONGVIEW WA SERIES A (HARBOR DEPARTMENT REVENUE LOC)                     5.00       12/01/2014        6,431,855
     1,000,000  SEATTLE WA HOUSING AUTHORITY KIN ON PROJECT COLLATERALIZED BY GNMA
                (HEALTHCARE FACILITIES REVENUE LOC)                                           7.40       11/20/2036        1,094,310
     1,000,000  SEATTLE WA MUNICIPAL LIGHT & POWER REVENUE FSA INSURED (ELECTRIC
                REVENUE LOC)                                                                  4.50       08/01/2019          999,940
       500,000  SEATTLE WA SERIES B (WATER REVENUE LOC)                                       6.00       07/01/2029          550,125
     3,000,000  SPOKANE COUNTY WASHINGTON SCHOOL DISTRICT NUMBER 081 SPOKANE
                CONVERTIBLE DEFERRED INTEREST (PROPERTY TAX REVENUE LOC)^                     5.08       12/01/2024        2,632,140

                                                                                                                          18,442,803
                                                                                                                      --------------

WEST VIRGINIA - 1.58%
     2,000,000  KANAWHA PUTNAM COUNTY WV HUNTINGTON CHARLESTON SINGLE FAMILY MORTGAGE
                COMPOUND INTEREST 1984 SERIES A (HOUSING REVENUE LOC)^                        4.69       12/01/2016        1,183,240
     3,550,000  MONONGALIA COUNTY WEST VIRGINIA BOARD OF EDUCATION MBIA INSURED
                (EDUCATIONAL FACILITIES REVENUE LOC)                                          5.00       05/01/2033        3,660,512

                                                                                                                           4,843,752
                                                                                                                      --------------

WISCONSIN - 0.95%
     1,325,000  EVANSVILLE WISCONSIN SCHOOL DISTRICT FSA INSURED (PROPERTY TAX REVENUE
                LOC)                                                                          5.00       04/01/2019        1,412,794
       445,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A (HOUSING
                REVENUE LOC)                                                                  6.00       09/01/2015          454,817
     1,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY WHEATON
                FRANCISCAN SERVICES PROJECT (HEALTHCARE FACILITIES REVENUE LOC)               6.13       11/15/2015        1,038,460

                                                                                                                           2,906,071
                                                                                                                      --------------

WYOMING - 0.17%
       500,000  JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORP SERIES B
                LOWER VALLEY POWER & LIGHT PROJECT (FUEL SALES TAX REVENUE LOC)               5.88       05/01/2026          517,135
                                                                                                                      --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $272,673,356)                                                                        281,435,254
                                                                                                                      --------------

SHORT-TERM INVESTMENTS - 1.05%
     3,214,000  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~>>                                                        3,214,000
                                                                                                                      --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,214,000)                                                                             3,214,000
                                                                                                                      --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $290,451,160)*                                                98.00%                                            $  301,316,832
                                                                  -------                                             --------------

OTHER ASSETS AND LIABILITIES, NET                                    2.00                                                  6,139,229
                                                                  -------                                             --------------

TOTAL NET ASSETS                                                   100.00%                                            $  307,456,061
                                                                  -------                                             --------------

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,214,000.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                             INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 96.97%

COLORADO - 1.44%
$    600,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
              (HEALTHCARE FACILITIES REVENUE LOC)                                             5.70%      09/15/2023   $      609,378
                                                                                                                      --------------

NEBRASKA - 95.43%
   1,500,000  CITY OF LINCOLN NE (ELECTRIC REVENUE LOC)                                       5.00       09/01/2018        1,576,410
   1,100,000  CITY OF LINCOLN NE (WATER REVENUE LOC)                                          5.00       08/15/2017        1,160,236
   1,000,000  CITY OF LINCOLN NE MBIA INSURED (SEWER REVENUE LOC)                             5.00       06/15/2017        1,060,680
   1,250,000  CITY OF LINCOLN NE SERIES A (PARKING FACILITIES REVENUE LOC)                    5.38       08/15/2014        1,341,312
   1,000,000  CITY OF LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER REVENUE
              LOC)                                                                            5.00       09/15/2016        1,059,930
     500,000  CITY OF OMAHA NE (PROPERTY TAX REVENUE LOC)                                     5.25       12/01/2012          528,240
   1,000,000  CITY OF OMAHA NE (PROPERTY TAX REVENUE LOC)                                     5.00       11/01/2014        1,078,270
   1,000,000  CITY OF OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT (SPECIAL TAX
              REVENUE LOC)                                                                    6.00       11/01/2014        1,071,610
     865,000  CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX
              REVENUE LOC)                                                                    5.50       02/01/2017          950,306
     415,000  CITY OF OMAHA NE SERIES A (PROPERTY TAX REVENUE LOC)                            6.50       12/01/2014          501,660
   1,140,000  DODGE COUNTY NE SCHOOL DISTRICT #1 FREMONT FSA INSURED (GENERAL
              OBLIGATION - SCHOOL DISTRICTS LOC)                                              5.00       12/15/2019        1,204,558
   1,220,000  DOUGLAS COUNTY NE EDUCATIONAL FACILITIES REVENUE CREIGHTON UNIVERSITY
              PROJECT SERIES A FGIC INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)              5.00       09/01/2021        1,287,905
   1,000,000  DOUGLAS COUNTY NE HENRY DOORLY ZOO AQUARIUM PROJECT (RECREATIONAL
              FACILITIES REVENUE LOC)                                                         5.88       09/01/2014        1,104,560
   1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX REVENUE LOC)        5.00       12/15/2018        1,577,565
   1,000,000  GRAND ISLAND NE SYSTEM MBIA INSURED (ELECTRIC REVENUE LOC)                      5.13       08/15/2016        1,068,340
   1,000,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEMORIAL HOSPITAL
              PROJECT SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)               5.10       06/01/2010        1,057,380
   2,520,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL CENTER
              PROJECT SERIES A AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)              5.50       06/01/2020        2,711,142
   1,750,000  LANCASTER COUNTY SCHOOL DISTRICT NO.1 NE LINCOLN PUBLIC SCHOOLS
              (PROPERTY TAX REVENUE LOC)                                                      5.25       01/15/2022        1,867,093
     745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX SUPPORTED
              LEASE RENTAL GOC INSURED (LEASE REVENUE LOC)                                    5.80       10/15/2018          790,646
   1,000,000  MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH SERVICES
              PROJECT RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)                      5.50       07/01/2021        1,056,390
     750,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS REVENUE SERIES
              A (POWER REVENUE LOC)                                                           5.25       04/01/2019          806,340
     575,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY RADIAN INSURED (COLLEGE AND
              UNIVERSITY REVENUE LOC)                                                         5.00       04/01/2016          594,889
     300,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON UNIVERSITY
              PROJECT ALLIED IRISH BANK PLC LOC (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.    2.29       08/01/2031          300,000
   1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT (LEASE
              REVENUE LOC)                                                                    6.00       02/01/2010        1,377,363
   1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDREN HEALTHCARE SERVICES
              AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)                               5.00       08/15/2011        1,058,350
     145,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE LOC)              6.30       09/01/2020          146,770
     210,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C GNMA FNMA FHLMC INSURED
              (HOUSING REVENUE LOC)                                                           5.65       03/01/2028          213,879
     455,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED BY GNMA
              FNMA FHLMC (HOUSING REVENUE LOC)                                                5.90       09/01/2024          474,592
     930,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED BY GNMA
              FNMA FHLMC (HOUSING REVENUE LOC)                                                5.95       09/01/2031          957,826
     810,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED (ELECTRIC REVENUE
              LOC)SS.                                                                         5.25       01/01/2012          865,858
     210,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED (ELECTRIC REVENUE
              LOC)                                                                            5.25       01/01/2012          222,533
   1,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT REVENUE LOC)         5.50       01/01/2012        1,090,240
   2,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT REVENUE LOC)         5.50       01/01/2014        2,175,080
     250,000  OMAHA NE PARKING FACILITIES CORPORATION OMAHA PARK SEVEN PROJECT SERIES
              A (LEASE REVENUE LOC)                                                           5.50       05/01/2016          255,510

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO TAX-FREE FUNDS                           MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                             INTEREST RATE  MATURITY DATE       VALUE
NEBRASKA (continued)
$    500,000  OMAHA NE PARKING FACILITIES CORPORATION PARK FOUR & FIVE PROJECTS
              (LEASE REVENUE LOC)                                                             5.70%      09/15/2015   $      516,170
   1,000,000  OMAHA NE PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE LOC)                  5.40       02/01/2006        1,022,830
   1,000,000  OMAHA NE SPECIAL TAX REVENUE HERITAGE (TAX REVENUE LOC)                         5.00       10/15/2022        1,049,490
   1,000,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED MAINTENANCE
              PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                                    5.25       07/15/2011        1,056,320
     700,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION UNIVERSITY MEDICAL CENTER
              PROJECT PREREFUNDED 07/01/05 @ 100 (COLLEGE AND UNIVERSITY REVENUE LOC)SS.      5.45       07/01/2005          704,648
     740,000  UNIVERSITY OF NEBRASKA KEARNEY STUDENT FEES & FACILITIES (COLLEGE AND
              UNIVERSITY REVENUE LOC)                                                         5.75       07/01/2020          758,219
     800,000  UNIVERSITY OF NEBRASKA LINCOLN PARKING PROJECT (COLLEGE AND UNIVERSITY
              REVENUE LOC)                                                                    5.80       06/01/2020          823,432

                                                                                                                          40,524,572
                                                                                                                      --------------

NEVADA - 0.10%
      40,000  NEVADA HOUSING DIVISION SINGLE FAMILY SERIES A-1 (HOUSING REVENUE LOC)          5.60       10/01/2007           41,553
                                                                                                                      --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $39,449,144)                                                                          41,175,503
                                                                                                                      --------------

SHORT-TERM INVESTMENTS - 2.31%
            981,988  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~>>                                                     981,988
                                                                                                                      --------------

TOTAL SHORT-TERM INVESTMENTS (COST $981,988)                                                                                 981,988
                                                                                                                      --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $40,431,132)*                                                 99.28%                                            $   42,157,491
                                                                  -------                                             --------------

OTHER ASSETS AND LIABILITIES, NET                                    0.72                                                    305,556
                                                                  -------                                             --------------

TOTAL NET ASSETS                                                   100.00%                                            $   42,463,047
                                                                  -------                                             --------------

+/-   VARIABLE RATE SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $981,988.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


2


ITEM 2. CONTROLS AND PROCEDURES

================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo California Limited Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo National Limited Term Tax-Free Fund, Wells Fargo National Tax-Free Fund, Wells Fargo Nebraska Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005


/s/Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo California Limited Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo National Limited Term Tax-Free Fund, Wells Fargo National Tax-Free Fund, Wells Fargo Nebraska Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 19, 2005


/s/Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By: /s/Karla M. Rabusch

                                                         Karla M. Rabusch
                                                         President


                                                     By: /s/Stacie D. DeAngelo

                                                         Stacie D. DeAngelo
                                                         Treasurer

                                                     Date: May 19, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                     Wells Fargo Funds Trust


                                                     By: /s/Karla M. Rabusch

                                                         Karla M. Rabusch
                                                         President


                                                     By: /s/Stacie D. DeAngelo

                                                         Stacie D. DeAngelo
                                                         Treasurer

                                                     Date: May 19, 2005